UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, Massachusetts 02111 (Name and Address of Agent for Service)	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: December 31, 2016

Item 1. Shareholder Report.

Annual Report

31 December 2016

State Street Master Funds

State Street Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Money Market Portfolio

Annual Report

December 31, 2016

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2016
Certificates of Deposit	34.9%
Other Notes	22.6
Financial Company Commercial Paper	19.5
Asset Backed Commercial Paper	8.6
Government Agency Repurchase Agreements	7.1
Treasury Repurchase Agreements	2.4
Other Commercial Paper	1.1
Other Repurchase Agreements	0.6
Other Assets in Excess of Liabilities	3.2
Total	100.0%

Maturity Ladder*	December 31, 2016
2 to 30 Days	60.0%
31 to 60 Days	11.6
61 to 90 Days	14.9
Over 90 Days	10.3
Total	96.8%
Average days to maturity	23
Weighted average life	33

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

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State Street Master Funds

State Street Money Market Portfolio

Schedule of Investments

December 31, 2016

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

ASSET BACKED COMMERCIAL PAPER – 8.6%
Antalis SA(a)	1.000%	02/06/2017	02/06/2017	$40,000,000	$39,970,149
Atlantic Asset Securitization LLC(a)	0.950%	02/07/2017	02/07/2017	65,000,000	64,942,963
Bennington Stark Capital Co. LLC(a)	0.720%	01/05/2017	01/05/2017	75,000,000	74,993,437
Collateralized Commercial Paper Co. LLC(a)	1.000%	03/10/2017	03/10/2017	75,000,000	74,876,480
Collateralized Commercial Paper Co. LLC(a)	1.050%	03/01/2017	03/01/2017	70,000,000	69,906,653
Kells Funding LLC(a)	0.860%	02/07/2017	02/07/2017	25,000,000	24,981,583
Kells Funding LLC(a)	0.980%	03/08/2017	03/08/2017	75,000,000	74,886,241
Kells Funding LLC(a)	0.980%	03/10/2017	03/10/2017	75,000,000	74,880,854
Kells Funding LLC(a)	0.980%	03/15/2017	03/15/2017	50,000,000	49,911,459
LMA SA(a)	1.030%	03/07/2017	03/07/2017	75,000,000	74,863,627
Manhattan Asset Funding Company LLC(a)	0.900%	02/06/2017	02/06/2017	89,000,000	88,933,581

TOTAL ASSET BACKED COMMERCIAL PAPER					713,147,027

CERTIFICATES OF DEPOSIT – 34.9%
Bank of Montreal(a)	0.900%	02/16/2017	02/16/2017	112,000,000	112,008,511
Bank of Montreal(b)	0.963%	01/03/2017	06/01/2017	100,000,000	100,012,339
Bank of Montreal(a)	1.000%	04/03/2017	04/03/2017	75,000,000	74,982,064
Bank of Montreal(b)	1.074%	01/17/2017	05/15/2017	50,000,000	50,017,647
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.650%	01/03/2017	01/03/2017	150,000,000	150,003,349
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	0.720%	01/30/2017	01/30/2017	100,000,000	100,012,448
Bank of Tokyo-Mitsubishi UFJ Ltd.(a)	1.000%	01/09/2017	01/09/2017	125,000,000	125,018,105
BNP Paribas(a)	0.960%	03/02/2017	03/02/2017	100,000,000	100,016,796
Canadian Imperial Bank of Commerce(a)	1.205%	01/23/2017	01/23/2017	100,000,000	100,036,509
Canadian Imperial Bank of Commerce(a)	1.271%	01/26/2017	01/26/2017	225,000,000	225,100,867
Citibank NA(a)	0.980%	03/20/2017	03/20/2017	75,000,000	75,011,453
ING Bank NV(a)	1.050%	04/03/2017	04/03/2017	115,000,000	115,000,000
KBC Bank NV(a)	0.610%	01/04/2017	01/04/2017	255,000,000	254,996,529
Norinchukin Bank(a)	0.900%	02/15/2017	02/15/2017	100,000,000	100,013,186
Norinchukin Bank(a)	0.950%	03/10/2017	03/10/2017	125,000,000	125,010,265
Skandinaviska Enskilda Banken AB(b)	1.194%	01/12/2017	05/12/2017	86,000,000	86,082,760
Sumitomo Mitsui Banking Corp.(a)	0.880%	02/02/2017	02/02/2017	126,000,000	126,026,886
Sumitomo Mitsui Banking Corp.(a)	0.900%	03/01/2017	03/01/2017	100,000,000	100,025,801
Svenska Handelsbanken AB(a)	0.900%	03/06/2017	03/06/2017	100,000,000	100,024,448
Toronto-Dominion Bank(a)	0.610%	01/13/2017	01/13/2017	125,000,000	125,002,454
Toronto-Dominion Bank(a)	0.670%	01/20/2017	01/20/2017	100,000,000	100,003,874
Toronto-Dominion Bank(a)	0.900%	03/03/2017	03/03/2017	50,000,000	50,002,825
UBS AG(b)	1.102%	01/09/2017	05/08/2017	65,000,000	65,046,062
Wells Fargo Bank NA(a)	1.049%	01/06/2017	01/06/2017	100,000,000	100,008,722
Wells Fargo Bank NA(a)	1.064%	01/10/2017	01/10/2017	150,000,000	150,020,652
Wells Fargo Bank NA(b)	1.075%	01/04/2017	05/08/2017	75,000,000	75,024,210

TOTAL CERTIFICATES OF DEPOSIT					2,884,508,762

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

December 31, 2016

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

FINANCIAL COMPANY COMMERCIAL PAPER – 19.5%
Bank of Nova Scotia(a)	1.306%	01/26/2017	01/26/2017	$177,000,000	$177,084,656
BNP Paribas(a)	0.690%	01/04/2017	01/04/2017	175,000,000	174,985,562
BNP Paribas(a)	0.920%	03/03/2017	03/03/2017	130,000,000	129,802,757
Caisse des Depots et Consignations(a)	0.650%	01/06/2017	01/06/2017	60,000,000	59,994,167
Caisse des Depots et Consignations(a)	0.855%	02/02/2017	02/02/2017	100,000,000	99,945,506
DBS Bank Ltd(a)	0.700%	01/12/2017	01/12/2017	125,000,000	124,976,257
DBS Bank Ltd.(a)	1.000%	03/17/2017	03/17/2017	68,000,000	67,873,464
DnB Bank ASA(a)	0.580%	01/06/2017	01/06/2017	100,000,000	99,990,919
Erste Abwicklungsanstalt(b)	0.964%	01/03/2017	04/03/2017	125,000,000	125,065,230
Erste Abwicklungsanstalt(a)	1.020%	01/10/2017	01/10/2017	100,000,000	99,985,119
KFW International Finance, Inc.(a)	0.900%	03/07/2017	03/07/2017	112,000,000	111,820,321
NRW.BANK(a)	0.700%	01/17/2017	01/17/2017	100,000,000	99,966,600
NRW.BANK(a)	0.840%	02/02/2017	02/02/2017	120,000,000	119,916,133
Svenska Handelsbanken AB(a)	0.880%	03/02/2017	03/02/2017	125,000,000	124,840,264

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					1,616,246,955

OTHER COMMERCIAL PAPER – 1.1%
General Electric Co.(a)	0.600%	01/05/2017	01/05/2017	90,000,000	89,990,730

OTHER NOTES – 22.6%
Bank of America NA(b)	0.997%	01/03/2017	06/02/2017	50,000,000	49,997,949
Bank of America NA(b)	1.156%	01/03/2017	06/01/2017	74,000,000	73,996,986
Bank of America NA(b)	1.166%	01/17/2017	05/17/2017	35,000,000	34,998,716
Canadian Imperial Bank of Commerce(a)	0.520%	01/03/2017	01/03/2017	50,000,000	50,000,000
Credit Agricole Corporate & Investment Bank (a)	0.520%	01/03/2017	01/03/2017	150,000,000	150,000,000
Lloyds Bank PLC(a)	0.550%	01/03/2017	01/03/2017	185,000,000	185,000,000
National Australia Bank Ltd(a)	0.450%	01/03/2017	01/03/2017	250,000,000	250,000,000
National Bank of Canada(a)	0.650%	01/03/2017	01/03/2017	225,000,000	225,000,000
Nordea Bank Finland PLC(a)	0.500%	01/03/2017	01/03/2017	375,000,000	375,000,000
Royal Bank of Canada(a)	0.500%	01/03/2017	01/03/2017	375,000,000	375,000,000
Skandinaviska Enskilda Banken AB(a)	0.510%	01/03/2017	01/03/2017	100,000,000	100,000,000

TOTAL OTHER NOTES					1,868,993,651

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 7.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by a Government National Mortgage Association, 4.000% due 05/20/2046, valued at $105,060,001); expected proceeds $103,005,722	0.500%	01/03/2017	01/03/2017	103,000,000	103,000,000

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

December 31, 2016

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by Government National Mortgage Associations, 3.000% – 4.000% due 09/20/2043 – 07/20/2046, valued at $87,720,001); expected proceeds $86,004,969	0.520%	01/03/2017	01/03/2017	$86,000,000	$86,000,000

Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by Federal Farm Credit Banks, 0.875% – 2.830% due 10/10/2017 – 12/19/2036, a Federal Home Loan Discount Note, 0.000% due 01/31/2017, Federal Home Loan Mortgage Corporations, 1.000% – 6.750% due 03/07/2018 – 07/15/2032, U.S. Treasury Inflation Index Bonds, 1.000% – 3.875% due 01/15/2027 – 02/15/2046, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2020, a U.S. Treasury Bond, 3.000% due 11/15/2044, and U.S. Treasury Notes, 0.875% – 2.000% due 04/15/2017 – 02/15/2025, valued at $408,023,598); expected proceeds $400,023,111

	0.520%	01/03/2017	01/03/2017	400,000,000	400,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					589,000,000

OTHER REPURCHASE AGREEMENTS – 0.6%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by various Corporate Bonds, 1.000% – 9.400% due 01/11/2017 – 04/01/2047, valued at $53,095,751); expected proceeds $50,004,500	0.810%	01/03/2017	01/03/2017	50,000,000	50,000,000

TREASURY REPURCHASE AGREEMENTS – 2.4%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri- Party), dated 12/30/2016 (collateralized by U.S. Treasury Notes, 0.625% – 2.250% due 09/30/2017 – 11/15/2025, valued at $99,960,046); expected proceeds $98,005,771	0.530%	01/03/2017	01/03/2017	98,000,000	98,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by a U.S. Treasury Note, 2.375% due 08/15/2024, valued at $24,480,078); expected proceeds $24,001,387	0.520%	01/03/2017	01/03/2017	24,000,000	24,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by U.S. Treasury Notes, 1.375% – 2.375% due 02/28/2019 – 08/15/2024, valued at $25,500,095); expected proceeds $25,001,417	0.510%	01/03/2017	01/03/2017	25,000,000	25,000,000

See accompanying notes to financial statements.

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Schedule of Investments — (continued)

December 31, 2016

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by U.S. Treasury Notes, 1.000% – 1.625% due 12/15/2017 – 07/31/2020, valued at $49,980,011); expected proceeds $49,002,831	0.520%	01/03/2017	01/03/2017	$49,000,000	$49,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					196,000,000

TOTAL INVESTMENTS – 96.8%(c) (Cost $8,007,086,474)					8,007,887,125
Other Assets in Excess of Liabilities – 3.2%					264,765,499

NET ASSETS – 100.0%					$8,272,652,624

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2016.

(c)	Also represents the cost for federal tax purposes.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$–	$713,147,027	$–	$713,147,027
Certificates of Deposit	–	2,884,508,762	–	2,884,508,762
Financial Company Commercial Paper	–	1,616,246,955	–	1,616,246,955
Other Commercial Paper	–	89,990,730	–	89,990,730
Other Notes	–	1,868,993,651	–	1,868,993,651
Government Agency Repurchase Agreements	–	589,000,000	–	589,000,000
Other Repurchase Agreements	–	50,000,000	–	50,000,000
Treasury Repurchase Agreements	–	196,000,000	–	62,865

Total Investments	$–	$8,007,887,125	$–	$8,007,887,125

See accompanying notes to financial statements.

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Statement of Assets and Liabilities

December 31, 2016

Assets
Investments in securities, at value (Note 2)	$7,172,887,125
Repurchase agreements, at value	835,000,000

Total investments	8,007,887,125
Cash	263,134,810
Interest receivable (Note 2)	2,702,056
Prepaid expenses and other assets	6,462

Total assets	8,273,730,453

Liabilities
Advisory fee payable (Note 4)	388,232
Administration, custody and transfer agent fees payable (Note 4)	182,270
Trustees’ fees and expenses payable (Note 5)	331,287
Professional fees payable	79,138
Printing fees payable	11,065
Accrued expenses and other liabilities	85,837

Total liabilities	1,077,829

Net Assets	$8,272,652,624

Cost of Investments:
Investments in securities	$7,172,086,474
Repurchase agreements	835,000,000

Total investments	$8,007,086,474

See accompanying notes to financial statements.

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Statement of Operations

For the Year Ended December 31, 2016

Investment Income
Interest income	$200,528,198

Expenses
Advisory fee (Note 4)	18,170,434
Administration, custodian and transfer agent fees (Note 4)	4,308,774
Trustees’ fees and expenses (Note 5)	1,079,411
Professional fees	224,026
Printing fees	35,727
Insurance expense	51,462
Miscellaneous expenses	156,816

Total expenses	24,026,650

Net Investment Income (Loss)	176,501,548

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	313,218

Net change in unrealized appreciation/depreciation on:
Investments	800,651

Net realized and unrealized gain (loss)	1,113,869

Net Increase (Decrease) in Net Assets from Operations	$177,615,417

See accompanying notes to financial statements.

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Statement Of Changes In Net Assets

	Year Ended 12/31/16	Year Ended 12/31/15
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$176,501,548	$71,094,797
Net realized gain (loss)	313,218	160,294
Net change in unrealized appreciation/depreciation	800,651	–

Net increase (decrease) in net assets resulting from operations	177,615,417	71,255,091

Capital Transactions:
Contributions	62,887,835,691	85,345,364,590
Proceeds in connection with Reorganization (Note 8)	8,420,969,389	–
Withdrawals	(110,897,624,155)	(78,437,231,019)

Net increase (decrease) in net assets from capital transactions	(39,588,819,075)	6,908,133,571

Net Increase (Decrease) in Net Assets During the Period	(39,411,203,658)	6,979,388,662
Net assets at beginning of period	47,683,856,282	40,704,467,620

Net Assets at End of Period	$8,272,652,624	$47,683,856,282

See accompanying notes to financial statements.

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Financial Highlights

Selected data for a share outstanding throughout each period

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12
Total return(a)	0.51%	0.17%	0.13%	0.15%	0.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,272,653	$47,683,856	$40,704,468	$34,053,304	$27,508,762
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.06%	0.06%
Net investment income (loss)	0.49%	0.17%	0.13%	0.15%	0.25%

(a)	Results represent past performance and are not indicative of future results.

See accompanying notes to financial statements.

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Notes to Financial Statements

December 31, 2016

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2016, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.

The Portfolio operates as an institutional money market fund. As an institutional money market fund, the Portfolio (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) guidance) to value its portfolio securities; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets were to fall below a designated threshold, if the Portfolio’s Board of Trustees of the Trust (the “Board”) determines such liquidity fees or redemption gates are in the best interest of the Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell and asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

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Notes to Financial Statements — (continued)

December 31, 2016

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.

•	Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated bid prices.

•	Repurchase agreements are valued at the repurchase price as of valuation date.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the year ended December 31, 2016.

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Notes to Financial Statements — (continued)

December 31, 2016

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific series of the Trust, are applied to that series within the Trust. Other expenses which cannot be attributed to a specific series of the Trust are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the series within the Trust.

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2016, the Portfolio had invested in repurchase agreements with the gross values of $835,000,000 and associated collateral equal to $853,819,581.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

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Notes to Financial Statements — (continued)

December 31, 2016

Administrator, Sub-Administrator, Custodian and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per portfolio fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

Other Transactions with Affiliates

In December 2015, State Street, the Portolio’s custodian, announced a review of the manner in which it invoiced certain expenses to certain of its Investment Servicing clients, primarily in the United States, during an 18-year period going back to 1998 and its determination that it had incorrectly invoiced clients for certain expenses. State Street informed its clients that it will pay to them the expenses it concluded were incorrectly invoiced to them, plus interest.

The amounts in the table below represent the refunded expenses and interest credited to the Portfolio for the periods in question.

Refunded Custody Expense*	Interest*	Total	% of Net Assets at 12/31/16
$2,608	$13	$2,621	0.00%**

*	Refunded Custody Expense and Interest appear on the Statement of Operations in Administration, Custody and Transfer Agent fees and Interest income, respectively.

**	Amount is less than 0.005% of net assets.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses

13

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State Street Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Proceeds in Connection with Reorganization

On August 29, 2016, State Street Institutional Liquid Reserves Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA Prime Money Market Fund and SSGA Money Market Fund (“Acquired Funds”) in exchange for Trust Class shares and Administration Class shares, respectively, of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. Immediately following, the Fund transferred to the Portfolio all of the net assets

14

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State Street Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

received from the Acquired Fund in exchange for an interest in the Portfolio, which is disclosed in the Statements of Changes in Net Assets.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statement.

15

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of

State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street Money Market Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Money Market Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 27, 2017

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State Street Master Funds

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Other Information

December 31, 2016 (Unaudited)

Expense Example

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2016 to December 31, 2016.

The table below illustrates your Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.07%	$1,002.30	$0.35	$1,024.80	$0.36

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.

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State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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Other Information — (continued)

December 31, 2016 (Unaudited)

Trustees and Officers Information

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	72	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	78	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan(1) c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999.	78	Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.

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State Street Master Funds

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Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	78
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – present), Chairman, (January 2014 – present).	78

20

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	78	Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009).
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	72
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	78
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	78

21

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Interested Trustee(2)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Executive Vice President; State Street Global Advisors (2006 – present); Chairman and Director, SSGA Funds Management, Inc. (2012 – present); Principal, State Street Global Advisors (2006 – present); President, SSGA Funds Management, Inc. (2005 – 2012).	265	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).

(1)	Mr. Boyan retired as a Trustee of the Trust effective February 16, 2017.

(2)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Darlene Anderson-Vasquez SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

22

State Street Master Funds

State Street Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).
Khimmara Greer State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about the Portfolio’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

23

Trustees

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Michael A. Jessee

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	STTMMAR1

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report

31 December 2016

State Street Master Funds

State Street Treasury Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Money Market Portfolio

Annual Report

December 31, 2016

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2016
Treasury Debt	100.0%
Other Assets in Excess of Liabilities	0.0 **
Total	100.0%

Maturity Ladder*	December 31, 2016
2 to 30 Days	39.1%
31 to 60 Days	12.6
61 to 90 Days	26.7
Over 90 Days	21.6
Total	100.0%
Average days to maturity	43
Weighted average life	87

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

**	Amount represents less than 0.05% of net assets.

See accompanying notes to financial statements.

1

State Street Master Funds

State Street Treasury Money Market Portfolio

Schedule of Investments

December 31, 2016

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 100.0%
U.S. Treasury Bill(a)	0.370%	01/05/2017	01/05/2017	$1,351,740,000	$1,351,691,252
U.S. Treasury Bill(a)	0.400%	01/12/2017	01/12/2017	1,888,000,000	1,887,750,413
U.S. Treasury Bill(a)	0.420%	01/19/2017	01/19/2017	1,559,735,000	1,559,382,252
U.S. Treasury Bill(a)	0.430%	01/26/2017	01/26/2017	575,000,000	574,831,531
U.S. Treasury Bill(a)	0.430%	02/02/2017	02/02/2017	126,500,000	126,455,584
U.S. Treasury Bill(a)	0.450%	02/09/2017	02/09/2017	100,000,000	99,952,333
U.S. Treasury Bill(a)	0.450%	02/16/2017	02/16/2017	175,000,000	174,887,076
U.S. Treasury Bill(a)	0.480%	02/23/2017	02/23/2017	375,000,000	374,735,000
U.S. Treasury Bill(a)	0.490%	03/02/2017	03/02/2017	301,000,000	300,751,475
U.S. Treasury Bill(a)	0.490%	03/09/2017	03/09/2017	751,000,000	750,302,837
U.S. Treasury Bill(a)	0.510%	03/16/2017	03/16/2017	808,000,000	807,114,634
U.S. Treasury Bill(a)	0.510%	03/23/2017	03/23/2017	949,000,000	947,906,252
U.S. Treasury Bill(a)	0.510%	03/30/2017	03/30/2017	924,000,000	922,789,927
U.S. Treasury Bill(a)	0.530%	04/06/2017	04/06/2017	100,000,000	99,870,694
U.S. Treasury Bill(a)	0.550%	04/13/2017	04/13/2017	177,000,000	176,751,758
U.S. Treasury Bill(a)	0.550%	04/20/2017	04/20/2017	175,000,000	174,750,965
U.S. Treasury Bill(a)	0.560%	04/27/2017	04/27/2017	100,000,000	99,844,528
U.S. Treasury Bill(a)	0.620%	05/18/2017	05/18/2017	150,000,000	149,645,265
U.S. Treasury Bill(a)	0.620%	05/25/2017	05/25/2017	150,000,000	149,632,200
U.S. Treasury Bill(a)	0.620%	06/15/2017	06/15/2017	102,000,000	101,698,463
U.S. Treasury Bill(a)	0.630%	06/01/2017	06/01/2017	153,000,000	152,606,666
U.S. Treasury Bill(a)	0.630%	06/08/2017	06/08/2017	100,000,000	99,730,083
U.S. Treasury Note(b)	0.630%	01/03/2017	05/01/2017	364,900,000	364,929,272
U.S. Treasury Note(b)	0.633%	01/03/2017	07/31/2017	358,500,000	358,442,601
U.S. Treasury Note(b)	0.640%	01/03/2017	01/31/2017	650,000,000	650,008,368
U.S. Treasury Note(b)	0.724%	01/03/2017	10/31/2017	180,500,000	180,462,219
U.S. Treasury Note(b)	0.730%	01/03/2017	07/31/2018	159,000,000	159,072,477
U.S. Treasury Note(b)	0.746%	01/04/2017	04/30/2018	423,820,000	424,086,990
U.S. Treasury Note(a)	0.385%	01/15/2017	01/15/2017	101,000,000	101,013,979
U.S. Treasury Note(b)	0.828%	01/03/2017	01/31/2018	333,000,000	333,590,807
U.S. Treasury Note(a)	0.412%	02/28/2017	02/28/2017	123,000,000	123,500,520
U.S. Treasury Note(a)	0.465%	01/31/2017	01/31/2017	219,500,000	219,975,090

TOTAL INVESTMENTS(c)(d) – 100.0%					13,998,163,511
Other Assets in Excess of Liabilities – 0.0%(e)					6,137,728

NET ASSETS – 100.0%					$14,004,301,239

(a)	The rate shown is the yield-to-maturity from date of acquisition.

(b)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2016.

(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (Note 2)

(d)	Also represents the cost for federal tax purposes.

(e)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

2

State Street Master Funds

State Street Treasury Money Market Portfolio

Statement of Assets and Liabilities

December 31, 2016

Assets
Investments in securities, at value and cost (Note 2)	$13,998,163,511
Cash	695
Interest receivable (Note 2)	7,089,076
Prepaid expenses and other assets	1,691

Total assets	14,005,254,973

Liabilities
Advisory fee payable (Note 3)	587,158
Administration, custody and transfer agent fees payable (Note 3)	185,315
Trustees’ fees and expenses payable (Note 4)	59,828
Professional fees payable	64,320
Printing fees payable	11,363
Accrued expenses and other liabilities	45,750

Total liabilities	953,734

Net Assets	$14,004,301,239

See accompanying notes to financial statements.

3

State Street Master Funds

State Street Treasury Money Market Portfolio

Statement of Operations

For the Year Ended December 31, 2016

Investment Income
Interest income	$39,633,440

Expenses
Advisory fee (Note 3)	6,364,215
Administration, custodian and transfer agent fees (Note 3)	1,530,534
Trustees’ fees and expenses (Note 4)	273,329
Professional fees	171,777
Printing fees	16,138
Insurance expense	16,327
Miscellaneous expenses	60,616

Total expenses	8,432,936

Net Investment Income (Loss)	31,200,504

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	309,711

Net Increase (Decrease) in Net Assets from Operations	$31,510,215

See accompanying notes to financial statements.

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State Street Master Funds

State Street Treasury Money Market Portfolio

Statement of Changes in Net Assets

	Year Ended 12/31/16	Year Ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$31,200,504	$(3,202,509)
Net realized gain (loss)	309,711	119,782

Net increase (decrease) in net assets resulting from operations	31,510,215	(3,082,727)

Capital Transactions:
Contributions	24,797,217,848	26,921,306,751
Withdrawals	(22,661,554,484)	(25,328,556,655)

Net increase (decrease) in net assets from capital transactions	2,135,663,364	1,592,750,096

Net increase (decrease) in net assets during the period	2,167,173,579	1,589,667,369

Net assets at beginning of period	11,837,127,660	10,247,460,291

Net Assets at End of Period	$14,004,301,239	$11,837,127,660

See accompanying notes to financial statements.

5

State Street Master Funds

State Street Treasury Money Market Portfolio

Financial Highlights

Selected data for a share outstanding throughout each period:

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13		Year Ended 12/31/12
Total return(b)	0.25%	(0.04)%	(0.02)%	0.00	%(a)	0.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,004,301	$11,837,128	$10,247,460	$14,558,022		$12,712,060
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%		0.07%
Net investment income (loss)	0.25%	(0.03)%	(0.02)%	0.00	%(a)	0.02%

(a)	Amount is less than 0.005%.

(b)	Results represent past performance and are not indicative of future results.

See accompanying notes to financial statements.

6

State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements

December 31, 2016

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2016, the Trust consists of six (6) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.

The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act, to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

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State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2016

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended December 31, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific series of the Trust, are applied to that series within the Trust. Other expenses which cannot be attributed to a specific series of the Trust are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the series within the Trust.

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State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2016

3.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator, Sub-Administrator, Custodian and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual Percentage of Average Aggregate Monthly Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per portfolio fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

Other Transactions with Affiliates

In December 2015, State Street, the Portfolio’s custodian, announced a review of the manner in which it invoiced certain expenses to certain of its Investment Servicing clients, primarily in the United States, during an 18-year period going back to 1998 and its determination that it had incorrectly invoiced clients for certain expenses. State Street informed its clients that it will pay to them the expenses it concluded were incorrectly invoiced to them, plus interest.

The amounts in the table below represent the refunded expenses and interest credited to the Portfolio for the periods in question.

Refunded Custody Expense*	Interest*	Total	% of Net Assets at 12/31/16
$2,142	$11	$2,153	0.00	%**

*	Refunded Custody Expense and Interest appear on the Statement of Operations in Administration, custody and transfer agent fees and Interest income, respectively.

**	Amount is less than 0.005% of net assets.

9

State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2016

4.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

5.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

6.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

10

State Street Master Funds

State Street Treasury Money Market Portfolio

Notes to Financial Statements – (continued)

December 31, 2016

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statement.

11

State Street Treasury Money Market Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of

State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the State Street Treasury Money Market Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Treasury Money Market Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 27, 2017

12

State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information

December 31, 2016 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2016 to December 31, 2016.

The table below illustrates your Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.07%	$1,001.40	$0.35	$1,024.80	$0.36

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.

13

State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

14

State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Trustees and Officers Information

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	72	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected:1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	78	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013-Present).
William L. Boyan(1) c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959-1999). Mr. Boyan retired in 1999.	78	Chairman Emeritus, Children’s Hospital, Boston, MA (1984-2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995-2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995-2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	78	—

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State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14

March 2001 to April 2002, Chairman (1996 to March

2001, President and Chief

Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed healthcare); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003-Present); Board member, Regenesis Biomedical (health care services) (April 2012-present), Chairman, (January 2014-present).

				78	—
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO, Emerson Hospital (1984-1994); Honorary Consul for Monaco in Boston (2015-present).	78	Trustee, Eastern Enterprise (utilities) (1988-2000); Director, Berkshire Life Insurance Company of America (1993-2009).

16

State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	72	—
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007).	78	—
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989-2009); Trustee, Randolph-Macon College (2004-2016).	78	—
Interested Trustee(2)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Executive Vice President; State Street Global Advisors (2006-present); Chairman and Director, SSGA Funds Management, Inc. (2012-present); Principal, State Street Global Advisors (2006-present); President, SSGA Funds Management, Inc. (2005-2012).	265	SSGA SPDR ETFs Europe I plc (Director) (November 2016-present); SSGA SPDR ETFs Europe II plc (Director) (November 2016-present).

(1)	Mr. Boyan retired as a Trustee of the Trust effective February 16, 2017.

(2)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

17

State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001-present)*; Senior Managing Director, State Street Global Advisors (1992-present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015-present); Director, Credit Suisse (April 2008-July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005-present)*; Managing Director, State Street Global Advisors (2005-present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001-November 2014).*
Darlene Anderson-Vasquez SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016-present); Senior Vice President, John Hancock Investments (September 2007-May 2016).
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015-present); Assistant Director, Cambridge Associates, LLC (July 2014-January 2015); Vice President, Bank of New York Mellon (July 2012-August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009-July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007-present).*

18

State Street Master Funds

State Street Treasury Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers (continued)
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013-present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011-present); Clerk, SSGA Funds Management, Inc. (2013-present); Associate, Financial Services Group, Dechert LLP (2005-2011).
Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013-present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
Khimmara Greer State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015-present); Regulatory Advisor, JPMorgan (2014-2015); Claims Case Manager, Liberty Mutual Insurance (2012-2014); Contract Attorney, Various Law Firms (2011-2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about the Portfolio’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

19

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator, and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSTTRAR1

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report

31 December 2016

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Annual Report

December 31, 2016

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2016
Treasury Debt	55.9%
Treasury Repurchase Agreements	38.3
Other Assets in Excess of Liabilities	5.8
Total	100.0%

Maturity Ladder*	December 31, 2016
2 to 30 Days	43.5%
31 to 60 Days	10.8
61 to 90 Days	19.7
Over 90 Days	20.2
Total	94.2%
Average days to maturity	30
Weighted average life	74

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

1

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments

December 31, 2016

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT – 55.9%
U.S. Treasury Bill(a)	0.390%	01/12/2017	01/12/2017	$285,000,000	$284,967,642
U.S. Treasury Bill(a)	0.395%	02/02/2017	02/02/2017	95,000,000	94,966,644
U.S. Treasury Bill(a)	0.400%	02/16/2017	02/16/2017	135,000,000	134,917,583
U.S. Treasury Bill(a)	0.420%	03/30/2017	03/30/2017	600,000,000	599,220,406
U.S. Treasury Bill(a)	0.423%	01/19/2017	01/19/2017	250,000,000	249,953,375
U.S. Treasury Bill(a)	0.425%	01/26/2017	01/26/2017	110,000,000	109,973,516
U.S. Treasury Bill(a)	0.440%	02/09/2017	02/09/2017	85,000,000	84,959,483
U.S. Treasury Bill(a)	0.470%	04/20/2017	04/20/2017	75,000,000	74,893,271
U.S. Treasury Bill(a)	0.480%	02/23/2017	02/23/2017	50,000,000	49,964,667
U.S. Treasury Bill(a)	0.483%	04/27/2017	04/27/2017	75,000,000	74,883,396
U.S. Treasury Bill(a)	0.490%	03/09/2017	03/09/2017	225,000,000	224,789,890
U.S. Treasury Bill(a)	0.490%	04/06/2017	04/06/2017	75,000,000	74,903,021
U.S. Treasury Bill(a)	0.495%	04/13/2017	04/13/2017	75,000,000	74,894,813
U.S. Treasury Bill(a)	0.503%	03/02/2017	03/02/2017	200,000,000	199,834,896
U.S. Treasury Bill(a)	0.518%	03/23/2017	03/23/2017	450,000,000	449,478,084
U.S. Treasury Bill(a)	0.545%	03/16/2017	03/16/2017	460,000,000	459,486,976
U.S. Treasury Bill(a)	0.615%	05/25/2017	05/25/2017	75,000,000	74,816,100
U.S. Treasury Bill(a)	0.615%	06/08/2017	06/08/2017	75,000,000	74,797,563
U.S. Treasury Bill(a)	0.620%	06/01/2017	06/01/2017	100,000,000	99,742,881
U.S. Treasury Bill(a)	0.625%	05/18/2017	05/18/2017	100,000,000	99,763,504
U.S. Treasury Bill(a)	0.645%	06/15/2017	06/15/2017	75,000,000	74,778,281
U.S. Treasury Note(a)	0.385%	01/15/2017	01/15/2017	75,000,000	75,010,380
U.S. Treasury Note(a)	0.412%	02/28/2017	02/28/2017	77,500,000	77,814,624
U.S. Treasury Note(a)	0.465%	01/31/2017	01/31/2017	161,000,000	161,348,472
U.S. Treasury Note(b)	0.630%	01/03/2017	04/30/2017	279,930,000	279,951,198
U.S. Treasury Note(b)	0.633%	01/03/2017	07/31/2017	309,500,000	309,457,508
U.S. Treasury Note(b)	0.640%	01/03/2017	01/31/2017	535,800,000	535,807,698
U.S. Treasury Note(b)	0.706%	01/03/2017	04/30/2018	250,836,000	250,944,441
U.S. Treasury Note(b)	0.724%	01/03/2017	10/31/2017	254,500,000	254,370,366
U.S. Treasury Note(b)	0.730%	01/03/2017	07/31/2018	96,000,000	96,054,974
U.S. Treasury Note(b)	0.828%	01/03/2017	01/31/2018	238,000,000	238,407,748

TOTAL TREASURY DEBT					5,945,153,401

TREASURY REPURCHASE AGREEMENTS – 38.3%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by a U.S. Treasury Bond, 8.500% due 02/15/2020, U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2046, and U.S. Treasury Notes, 0.875% – 2.000% due 11/30/2017 – 08/15/2025, valued at $74,464,181); expected proceeds $73,004,056	0.500%	01/03/2017	01/03/2017	73,000,000	73,000,000

See accompanying notes to financial statements.

2

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2016

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by U.S. Treasury Notes, 0.875% – 1.375% due 07/15/2017 – 01/31/2021, and U.S. Treasury Strip, 0.000% due 05/15/2026, valued at $52,020,100); expected proceeds $51,002,833	0.500%	01/03/2017	01/03/2017	$51,000,000	$51,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by a U.S. Treasury Note, 1.375% due 04/30/2020, valued at $22,440,047); expected proceeds $22,001,247	0.510%	01/03/2017	01/03/2017	22,000,000	22,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by U.S. Treasury Bonds, 3.125% – 3.875% due 08/15/2040 – 02/15/2043, and U.S. Treasury Note, 2.000% due 11/15/2021, valued at $3,550,197,321); expected proceeds $3,550,197,222	0.500%	01/03/2017	01/03/2017	3,550,000,000	3,550,000,000
Agreement with Lloyds Bank PLC, dated 12/16/2016 (collateralized by a U.S. Treasury Note, 0.000% due 02/15/2026, valued at $180,838,592); expected proceeds $175,380,625(c)	0.870%	01/03/2017	03/16/2017	175,000,000	175,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by U.S. Treasury Bonds, 3.000% – 6.500% due 11/15/2026 – 05/15/2042, U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and U.S. Treasury Notes, 0.625% – 1.625% due 06/30/2018 – 10/31/2023, valued at $204,011,589); expected proceeds $200,011,333	0.510%	01/03/2017	01/03/2017	200,000,000	200,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					4,071,000,000

TOTAL INVESTMENTS – 94.2%(d)(e)					10,016,153,401
Other Assets in Excess of Liabilities – 5.8%					612,798,573

NET ASSETS – 100.0%					$10,628,951,974

(a)	Rate represents annualized yield at date of purchase.

(b)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2016.

(c)	Illiquid security. This security represents $175,000,000 or 1.7% of net assets as of December 31, 2016.

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs. (Note 2)

(e)	Also represents the cost for federal tax purposes.

See accompanying notes to financial statements.

3

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statement of Assets and Liabilities

December 31, 2016

Assets
Investments in securities, at value and cost (Note 2)	$5,945,153,401
Repurchase agreements, at amortized cost	4,071,000,000

Total Investments	10,016,153,401
Cash	608,049,969
Interest receivable (Note 2)	5,399,084
Prepaid expenses and other assets	254

Total assets	10,629,602,708
Liabilities
Advisory fee payable (Note 4)	443,567
Administration, custodian and transfer agent fees payable (Note 4)	74,047
Trustees’ fees and expenses payable (Note 5)	379
Professional fees payable	60,166
Printing fees payable	9,227
Accrued expenses and other liabilities	63,348

Total liabilities	650,734

Net Assets	$10,628,951,974

See accompanying notes to financial statements.

4

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statement of Operations

For the Year Ended December 31, 2016

Investment Income
Interest income	$15,262,095

Expenses
Advisory fee (Note 4)	2,228,424
Administration, custodian and transfer agent fees (Note 4)	564,714
Trustees’ fees and expenses (Note 5)	47,654
Professional fees	156,062
Printing and postage fees	3,736
Insurance expense	6,505
Miscellaneous expenses	81,584

Total Expenses	3,088,679

Net Investment Income (Loss)	12,173,416

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	21,479

Net Increase (Decrease) in Net Assets from Operations	$12,194,895

See accompanying notes to financial statements.

5

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Statement of Changes in Net Assets

	Year Ended 12/31/16	Year Ended 12/31/15
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$12,173,416	$(248,077)
Net realized gain (loss)	21,479	695

Net increase (decrease) in net assets resulting from operations	12,194,895	(247,382)

Capital Transactions:
Contributions	12,712,264,167	8,379,100,091
Proceeds in connection with Reorganization (Note 8)	7,471,889,450	–
Withdrawals	(11,312,210,340)	(9,399,568,878)

Net increase (decrease) in net assets from capital transactions	8,871,943,277	(1,020,468,787)

Net Increase (Decrease) in Net Assets During the Period	8,884,138,172	(1,020,716,169)

Net Assets at Beginning of Period	1,744,813,802	2,765,529,971

Net Assets at End of Period	$10,628,951,974	$1,744,813,802

See accompanying notes to financial statements.

6

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Financial Highlights

Selected data for a share outstanding throughout each period

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13		Year Ended 12/31/12
Total return(a)	0.23%	(0.01)%	(0.02)%	0.00	%(b)	0.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,628,952	$1,744,814	$2,765,530	$2,753,017		$2,298,541
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%		0.08%
Net investment income (loss)	0.27%	(0.01)%	(0.02)%	0.00	%(b)	0.06%

(a)	Results represent past performance and are not indicative of future results.

(b)	Amount is less than 0.005%.

See accompanying notes to financial statements.

7

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements

December 31, 2016

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2016, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.

The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act, to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

8

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended December 31, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific series of the Trust, are applied to that series within the Trust. Other expenses which cannot be attributed to a specific series of the Trust are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the series within the Trust.

9

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2016, the Portfolio had invested in repurchase agreements with the gross values of $4,071,000,000 and associated collateral equal to $4,083,971,830.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator, Sub-Administrator, Custodian and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

10

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

The minimum fee will be calculated by multiplying the minimum per portfolio fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

Other Transactions with Affiliates

In December 2015, State Street, the Portolio’s custodian, announced a review of the manner in which it invoiced certain expenses to certain of its Investment Servicing clients, primarily in the United States, during an 18-year period going back to 1998 and its determination that it had incorrectly invoiced clients for certain expenses. State Street informed its clients that it will pay to them the expenses it concluded were incorrectly invoiced to them, plus interest.

The amounts in the table below represent the refunded expenses and interest credited to the Portfolio for the periods in question.

Refunded Custody Expense*	Interest*	Total	% of Net Assets at 12/31/16
$2,142	$11	$2,153	0.00	%**

*	Refunded Custody Expense and Interest appear on the Statement of Operations in Administration, custody and transfer agent fees and Interest income, respectively.

**	Amount is less than 0.005% of net assets.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

11

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8. Proceeds in Connection with Reorganization

On August 29, 2016, State Street Institutional Treasury Plus Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA U.S. Treasury Money Market Fund (“Acquired Fund”) in exchange for Trust Class shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. Immediately following, the Fund transferred to the Portfolio all of the net assets received from the Acquired Fund in exchange for an interest in the Portfolio, which is disclosed in the Statements of Changes in Net Assets.

9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statement.

12

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of

State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the State Street Treasury Plus Money Market Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Treasury Plus Money Market Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 27, 2017

13

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information

December 31, 2016 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2016 to December 31, 2016.

The table below illustrates your Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$1,001.40	$0.35	$1,024.80	$0.36

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.

14

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

15

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Trustees and Officers Information

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	72	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	78	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan(1) c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999.	78	Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.

16

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	78
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14

March 2001 to April 2002, Chairman (1996 to March

2001, President and Chief

Executive Officer),

Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – present), Chairman, (January 2014 – present).

				78

17

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	78	Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009).
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	72
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	78
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	78

18

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Interested Trustee(2)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Executive Vice President; State Street Global Advisors (2006 – present); Chairman and Director, SSGA Funds Management, Inc. (2012 – present); Principal, State Street Global Advisors (2006 – present); President, SSGA Funds Management, Inc. (2005 – 2012).	265	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).

(1)	Mr. Boyan retired as a Trustee of the Trust effective February 16, 2017.

(2)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

19

State Street Master Funds

State Street Treasury Plus Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Darlene Anderson-Vasquez SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).
Khimmara Greer State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015 – present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about the Portfolio’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

20

Trustees

Michael F. Holland

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Michael A. Jessee

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	STTTPAR1

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report

31 December 2016

State Street Master Funds

State Street U.S. Government Money Market Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Annual Report

December 31, 2016

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2016
Treasury Repurchase Agreements	38.9%
Government Agency Debt	35.4
Treasury Debt	16.4
Government Agency Repurchase Agreements	4.5
Other Assets in Excess of Liabilities	4.8
Total	100.0%

Maturity Ladder*	December 31, 2016
2 to 30 Days	50.1%
31 to 60 Days	8.2
61 to 90 Days	7.7
Over 90 Days	29.2
Total	95.2%
Average days to maturity	27
Weighted average life	79

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

1

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments

December 31, 2016

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – 35.4%
Federal Farm Credit Bank(a)	0.515%	01/03/2017	10/03/2017	$98,200,000	$98,192,507
Federal Farm Credit Bank(a)	0.556%	01/03/2017	08/30/2017	124,900,000	124,891,650
Federal Farm Credit Bank(a)	0.566%	01/03/2017	11/30/2017	150,000,000	149,982,724
Federal Farm Credit Bank(a)	0.571%	01/03/2017	10/30/2017	125,000,000	124,996,861
Federal Farm Credit Bank(a)	0.717%	01/07/2017	11/07/2017	150,000,000	149,994,864
Federal Farm Credit Bank(b)	0.786%	01/17/2017	01/17/2017	128,434,000	128,444,926
Federal Farm Credit Bank(a)	0.709%	01/15/2017	05/15/2017	158,750,000	158,747,696
Federal Farm Credit Bank(a)	0.765%	01/04/2017	12/04/2017	125,000,000	125,164,643
Federal Farm Credit Bank(a)	0.796%	01/27/2017	04/27/2017	119,600,000	119,597,311
Federal Home Loan Bank(b)	0.330%	01/05/2017	01/05/2017	149,000,000	148,994,537
Federal Home Loan Bank(b)	0.374%	01/11/2017	01/11/2017	250,000,000	249,974,028
Federal Home Loan Bank(b)	0.429%	01/04/2017	01/04/2017	734,000,000	733,978,378
Federal Home Loan Bank(b)	0.435%	01/06/2017	01/06/2017	697,000,000	696,963,327
Federal Home Loan Bank(b)	0.450%	01/13/2017	01/13/2017	199,000,000	198,970,150
Federal Home Loan Bank(b)	0.460%	03/29/2017	03/29/2017	200,000,000	199,777,667
Federal Home Loan Bank(b)	0.465%	01/18/2017	01/18/2017	99,000,000	98,978,261
Federal Home Loan Bank(b)	0.475%	01/20/2017	01/20/2017	100,000,000	99,974,931
Federal Home Loan Bank(a)	0.480%	01/17/2017	07/17/2017	135,700,000	135,700,000
Federal Home Loan Bank(b)	0.485%	01/25/2017	01/25/2017	100,000,000	99,967,667
Federal Home Loan Bank(b)	0.489%	04/07/2017	04/07/2017	100,000,000	99,869,600
Federal Home Loan Bank(b)	0.500%	02/23/2017	02/23/2017	187,000,000	186,862,347
Federal Home Loan Bank(b)	0.500%	04/12/2017	04/12/2017	105,000,000	104,852,708
Federal Home Loan Bank(b)	0.510%	03/22/2017	03/22/2017	397,600,000	397,150,672
Federal Home Loan Bank(b)	0.520%	02/22/2017	02/22/2017	200,000,000	199,849,778
Federal Home Loan Bank(b)	0.524%	03/08/2017	03/08/2017	600,000,000	599,423,600
Federal Home Loan Bank(b)	0.540%	02/14/2017	02/14/2017	248,000,000	247,836,320
Federal Home Loan Bank(b)	0.550%	03/24/2017	03/24/2017	45,000,000	44,943,625
Federal Home Loan Bank(a)	0.556%	01/03/2017	10/03/2017	73,900,000	73,900,000
Federal Home Loan Bank(b)	0.560%	03/15/2017	03/15/2017	249,000,000	248,717,247
Federal Home Loan Bank(b)	0.570%	03/09/2017	03/09/2017	50,000,000	49,946,958
Federal Home Loan Bank(b)	0.570%	03/13/2017	03/13/2017	200,000,000	199,775,167
Federal Home Loan Bank(a)	0.741%	01/18/2017	05/18/2017	148,600,000	148,600,000
Federal Home Loan Bank(a)	0.781%	01/20/2017	04/20/2017	146,800,000	146,800,000
Federal Home Loan Bank(b)	0.831%	01/11/2017	01/11/2017	152,600,000	152,600,000
Federal Home Loan Bank(a)	0.838%	02/08/2017	08/08/2017	250,000,000	250,000,000
Federal Home Loan Bank(a)	0.863%	03/08/2017	09/08/2017	275,000,000	275,000,000
Federal Home Loan Bank(a)	0.887%	03/20/2017	06/20/2017	28,200,000	28,199,263
Federal Home Loan Bank(a)	0.897%	03/29/2017	06/29/2017	368,350,000	368,350,000
Federal Home Loan Bank(a)	0.561%	01/19/2017	04/19/2017	68,700,000	68,698,967
Federal Home Loan Bank(a)	0.416%	01/11/2017	04/11/2017	400,000,000	400,000,000

See accompanying notes to financial statements.

2

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2016

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Bank(a)	0.615%	01/14/2017	12/14/2017	$250,000,000	$250,000,000
Federal Home Loan Bank(a)	0.655%	01/04/2017	05/04/2017	220,600,000	220,600,000
Federal Home Loan Bank(a)	0.683%	03/15/2017	12/15/2017	200,000,000	200,000,000
Federal Home Loan Bank(a)	0.706%	01/17/2017	08/17/2017	221,800,000	221,800,000
Federal Home Loan Bank(a)	0.765%	01/23/2017	05/23/2017	80,800,000	80,800,000
Federal Home Loan Bank(a)	0.771%	01/30/2017	11/28/2017	250,000,000	249,988,487
Federal Home Loan Bank(a)	0.801%	02/01/2017	11/01/2017	50,000,000	50,000,000
Federal Home Loan Bank(b)	0.823%	02/08/2017	02/08/2017	40,000,000	39,999,792
Federal Home Loan Bank(a)	0.827%	02/12/2017	02/10/2017	278,500,000	278,498,470
Federal Home Loan Bank(a)	0.914%	03/14/2017	06/14/2017	300,000,000	300,000,000
Federal Home Loan Bank(b)	0.717%	02/09/2017	02/09/2017	175,000,000	175,000,000
Federal Home Loan Bank(b)	0.833%	01/13/2017	01/13/2017	150,600,000	150,600,000
Federal Home Loan Bank(a)	0.542%	01/07/2017	07/07/2017	403,600,000	403,600,000
Federal Home Loan Bank(a)	0.462%	01/24/2017	07/24/2017	156,000,000	156,000,000
Federal Home Loan Bank(a)	0.564%	01/11/2017	08/11/2017	67,300,000	67,300,000
Federal Home Loan Bank(a)	0.614%	01/02/2017	10/02/2017	275,000,000	275,000,000
Federal Home Loan Bank(a)	0.726%	02/15/2017	11/15/2017	250,000,000	250,000,000
Federal Home Loan Bank(b)	0.823%	02/08/2017	02/08/2017	55,700,000	55,699,711
Federal Home Loan Bank(a)	0.600%	01/13/2017	12/13/2017	148,300,000	148,300,000
Federal Home Loan Bank(a)	0.675%	01/16/2017	08/16/2017	95,000,000	95,000,000
Federal Home Loan Bank(a)	0.746%	01/28/2017	08/28/2017	188,500,000	188,500,000
Federal Home Loan Bank(a)	0.418%	01/19/2017	04/19/2017	68,700,000	68,700,000
Federal Home Loan Bank(a)	0.707%	02/13/2017	11/13/2017	125,000,000	125,000,000
Federal Home Loan Bank(a)	0.461%	01/27/2017	07/27/2017	102,000,000	101,936,259
Federal Home Loan Bank(a)	0.637%	01/07/2017	09/07/2017	181,000,000	181,000,000
Federal Home Loan Bank(a)	0.468%	01/13/2017	07/13/2017	387,000,000	387,000,000
Federal Home Loan Bank(a)	0.566%	01/18/2017	04/18/2017	170,000,000	170,000,000
Federal Home Loan Bank(a)	0.624%	01/15/2017	12/15/2017	250,000,000	250,000,000
Federal Home Loan Bank(a)	0.677%	01/16/2017	08/16/2017	158,500,000	158,500,000
Federal Home Loan Bank(a)	0.677%	03/13/2017	12/13/2017	94,900,000	94,900,000
Federal Home Loan Bank(a)	0.704%	01/17/2017	08/17/2017	95,000,000	95,000,000
Federal Home Loan Bank(a)	0.824%	01/10/2017	07/10/2017	175,000,000	174,997,751
Federal Home Loan Bank(a)	0.474%	01/12/2017	07/12/2017	339,300,000	339,300,000
Federal Home Loan Bank(a)	0.657%	01/06/2017	04/06/2018	90,000,000	89,999,814
Federal Home Loan Mortgage Corp.(b)	0.400%	01/04/2017	01/04/2017	87,752,000	87,749,075
Federal Home Loan Mortgage Corp.(b)	0.500%	05/15/2017	05/15/2017	321,900,000	321,300,908
Federal Home Loan Mortgage Corp.(a)	0.744%	01/20/2017	04/20/2017	125,000,000	124,994,291
Federal Home Loan Mortgage Corp.(a)	0.914%	03/21/2017	12/21/2017	75,000,000	75,000,000
Federal Home Loan Mortgage Corp.(a)	0.720%	01/13/2017	11/13/2017	250,000,000	250,000,000

See accompanying notes to financial statements.

3

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2016

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Mortgage Corp.(a)	0.526%	01/17/2017	04/17/2017	$333,400,000	$333,400,000
Federal Home Loan Mortgage Corp.(b)	0.410%	01/19/2017	01/19/2017	29,100,000	29,094,034
Federal Home Loan Mortgage Corp.(b)	0.500%	04/25/2017	04/25/2017	369,500,000	368,914,958
Federal Home Loan Mortgage Corp.(b)	0.520%	05/09/2017	05/09/2017	369,400,000	368,717,020
Federal Home Loan Mortgage Corp.(b)	0.550%	05/18/2017	05/18/2017	184,500,000	184,113,831
Federal National Mortgage Assoc.(b)	0.480%	02/14/2017	02/14/2017	276,400,000	276,237,845
Federal National Mortgage Assoc.(b)	0.510%	02/01/2017	02/01/2017	11,000,000	10,995,169
Federal National Mortgage Assoc.(b)	0.308%	01/04/2017	01/04/2017	150,000,000	149,996,150
Federal National Mortgage Assoc.(b)	0.400%	01/17/2017	01/17/2017	201,000,000	200,964,267
Federal National Mortgage Assoc.(b)	0.510%	02/08/2017	02/08/2017	57,200,000	57,169,207
Federal National Mortgage Assoc.(a)	0.645%	01/05/2017	10/05/2017	75,000,000	74,977,788
Federal National Mortgage Assoc.(a)	0.717%	01/16/2017	08/16/2017	300,000,000	299,981,197
Federal National Mortgage Assoc.(a)	0.846%	01/11/2017	01/11/2018	125,000,000	125,000,000
Federal National Mortgage Assoc.(a)	0.944%	03/21/2017	03/21/2018	250,000,000	250,517,740
Federal National Mortgage Assoc.(a)	0.659%	01/08/2017	09/08/2017	220,000,000	219,954,559

TOTAL GOVERNMENT AGENCY DEBT					18,036,766,703

TREASURY DEBT – 16.4%
U.S. Treasury Bill(b)	0.340%	01/19/2017	01/19/2017	250,000,000	249,957,500
U.S. Treasury Bill(b)	0.360%	01/12/2017	01/12/2017	400,000,000	399,956,000
U.S. Treasury Bill(b)	0.400%	02/16/2017	02/16/2017	565,000,000	564,670,972
U.S. Treasury Bill(b)	0.420%	03/30/2017	03/30/2017	600,000,000	599,269,478
U.S. Treasury Bill(b)	0.425%	01/26/2017	01/26/2017	450,000,000	449,885,131
U.S. Treasury Bill(b)	0.470%	04/20/2017	04/20/2017	199,000,000	198,716,812
U.S. Treasury Bill(b)	0.480%	02/23/2017	02/23/2017	100,000,000	99,929,333
U.S. Treasury Bill(b)	0.483%	04/27/2017	04/27/2017	300,000,000	299,533,583
U.S. Treasury Bill(b)	0.490%	03/09/2017	03/09/2017	250,000,000	249,772,014
U.S. Treasury Bill(b)	0.495%	03/23/2017	03/23/2017	550,000,000	549,364,415
U.S. Treasury Bill(b)	0.495%	04/13/2017	04/13/2017	400,000,000	399,439,000
U.S. Treasury Bill(b)	0.503%	03/02/2017	03/02/2017	250,000,000	249,793,646
U.S. Treasury Bill(b)	0.545%	03/16/2017	03/16/2017	460,000,000	459,486,979
U.S. Treasury Bill(b)	0.490%	04/06/2017	04/06/2017	302,000,000	301,609,497
U.S. Treasury Bill(b)	0.615%	05/25/2017	05/25/2017	100,000,000	99,754,800
U.S. Treasury Bill(b)	0.615%	06/08/2017	06/08/2017	248,500,000	247,829,257
U.S. Treasury Bill(b)	0.620%	06/01/2017	06/01/2017	305,000,000	304,216,058
U.S. Treasury Bill(b)	0.625%	05/18/2017	05/18/2017	300,000,000	299,290,549
U.S. Treasury Note(b)	0.412%	02/28/2017	02/28/2017	378,000,000	379,532,048
U.S. Treasury Note(b)	0.441%	02/28/2017	02/28/2017	193,000,000	193,018,214
U.S. Treasury Note(b)	0.465%	01/31/2017	01/31/2017	433,100,000	434,037,411
U.S. Treasury Note(a)	0.630%	01/03/2017	04/30/2017	176,500,000	176,500,199
U.S. Treasury Note(a)	0.633%	01/03/2017	07/31/2017	229,000,000	228,962,140

See accompanying notes to financial statements.

4

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2016

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY DEBT – (continued)
U.S. Treasury Note(a)	0.640%	01/03/2017	01/31/2017	$55,500,000	$55,501,102
U.S. Treasury Note(a)	0.706%	01/03/2017	04/30/2018	385,500,000	385,890,349
U.S. Treasury Note(a)	0.724%	01/03/2017	10/31/2017	150,000,000	149,874,452
U.S. Treasury Note(a)	0.730%	01/03/2017	07/31/2018	345,000,000	345,296,149

TOTAL TREASURY DEBT					8,371,087,088

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 4.5%
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by a Federal Farm Credit Bank, 0.687% due 03/06/2018, and a Federal National Mortgage Association, 0.649% due 03/08/2019, valued at $196,855,564); expected proceeds $193,006,151	0.520%	01/03/2017	01/03/2017	192,995,000	192,995,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/27/2016 (collateralized by Federal Farm Credit Banks, 0.730% – 3.300% due 10/13/2017 – 11/14/2036, Federal Home Loan Banks, 1.250% – 5.500% due 06/30/2020 – 07/15/2036, a Federal Home Loan Discount Note, 0.000% due 04/03/2017, a Federal Home Loan Mortgage Corporation, 0.971% due 03/08/2018, valued at $229,500,804); expected proceeds $225,024,063	0.550%	01/03/2017	01/03/2017	225,000,000	225,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/29/2016 (collateralized by Federal Farm Credit Banks, 0.781% – 3.190% due 07/24/2017 – 10/20/2036, Federal Home Loan Banks, 0.000% – 5.000% due 03/02/2017 – 11/13/2035, Federal Home Loan Discount Notes, 0.000% due 01/19/2017 – 03/31/2017, Federal Home Loan Mortgage Corporation, 0.000% – 0.971% due 03/08/2018 – 12/11/2025, Federal National Mortgage Association 0.000% – 2.500% due 06/01/2017 – 03/21/2018, valued at $255,000,015); expected proceeds $250,026,250	0.540%	01/05/2017	01/05/2017	250,000,000	250,000,000

See accompanying notes to financial statements.

5

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2016

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/30/2016 (collateralized by Federal Farm Credit Banks, 2.360% – 3.950% due 06/16/2025 – 08/06/2037, Federal Home Loan Banks, 2.000% – 4.000% due 04/11/2029 – 02/22/2041, Federal Home Loan Mortgage Corporations, 0.000% due 09/15/2025 – 08/22/2036, Federal National Mortgage Associations, 0.500% – 7.125% due 02/01/2019 – 01/15/2030, and Resolution Funding Strip, 8.875% due 04/15/2030, valued at $204,004,303); expected proceeds $200,011,556	0.520%	01/03/2017	01/03/2017	$200,000,000	$200,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/27/2016 (collateralized by a Federal Home Loan Mortgage Corporation, 0.750% due 08/28/2019, Federal National Mortgage Association, 1.125% due 09/06/2019, U.S. Treasury Bonds 3.625% – 8.125% due 05/15/2021 – 02/15/2044, U.S. Treasury Inflation Index Bonds 1.750% – 2.500% due 01/15/2028 – 01/15/2029, U.S. Treasury Inflation Index Notes 0.125% due 04/15/2020 – 07/15/2022 and U.S. Treasury Notes, 1.000% – 2.000% due 08/31/2019 – 02/15/2025, valued at $510,000,001); expected proceeds $500,051,528	0.530%	01/03/2017	01/03/2017	500,000,000	500,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by a Federal Home Loan Discount Note, 0.000% due 01/17/2017, Federal Home Loan Mortgage Corporations, 0.500% – 0.750% due 01/27/2017 – 08/28/2019, a Federal National Mortgage Association, 0.875% due 05/21/2018, and a Government National Mortgage Association, 3.000% due 06/20/2046, valued at $150,960,000); expected proceeds $148,008,551	0.520%	01/03/2017	01/03/2017	148,000,000	148,000,000

See accompanying notes to financial statements.

6

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2016

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by Federal Farm Credit Banks, 0.625% – 1.089% due 04/04/2017 – 01/22/2021, U.S. Treasury Bond, 2.875% due 05/15/2043, U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044 U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 07/15/2022 – 01/15/2024, and U.S. Treasury Note 2.000% due 02/15/2025, valued at $351,919,952); expected proceeds $345,019,550	0.510%	01/03/2017	01/03/2017	$345,000,000	$345,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by a Federal National Mortgage Associations, 3.000% – 3.500% due 12/01/2046, valued at $408,022,668); expected proceeds $400,022,222	0.500%	01/03/2017	01/03/2017	400,000,000	400,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					2,260,995,000

TREASURY REPURCHASE AGREEMENTS – 38.9%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by a U.S. Treasury Bond, 2.500% due 05/15/2046, and a U.S. Treasury Note, 1.375% due 05/31/2020 valued at $178,509,931); expected proceeds $175,009,722	0.500%	01/03/2017	01/03/2017	175,000,000	175,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by U.S. Treasury Notes, 1.750% due 12/31/2020 – 11/30/2021, valued at $206,051,540); expected proceeds $202,011,222	0.500%	01/03/2017	01/03/2017	202,000,000	202,000,000
Agreement with Barclays Bank PLC and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by U.S. Treasury Bonds, 3.000% – 3.750% due 08/15/2041 – 11/15/2045, U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and U.S. Treasury Notes, 1.375% – 2.250% due 09/30/2020 – 11/15/2024, valued at $2,058,360,073); expected proceeds $2,018,112,111	0.500%	01/03/2017	01/03/2017	2,018,000,000	2,018,000,000

See accompanying notes to financial statements.

7

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2016

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by U.S. Treasury Bonds, 2.750% – 8.875% due 08/15/2017 – 08/15/2042, a U.S. Treasury Inflation Index Note, 2.125% due 01/15/2019, and U.S. Treasury Strips, 0.000% due 02/15/2018 – 08/15/2025, valued at $75,480,037); expected proceeds $74,004,111	0.500%	01/03/2017	01/03/2017	$74,000,000	$74,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by U.S. Treasury Bond, 2.500% due 05/15/2046, U.S. Treasury Inflation Index Bonds, 0.625% – 0.750% due 02/15/2042 – 02/15/2043, U.S. Treasury Notes 0.625% – 2.500% due 05/15/2024 – 05/15/2026, and U.S. Treasury Strips, 0.000% due 08/15/2017 – 05/15/2026, valued at $286,620,026); expected proceeds $281,015,611	0.500%	01/03/2017	01/03/2017	281,000,000	281,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by a U.S. Treasury Note, 0.685% due 10/31/2018, valued at $255,000,054); expected proceeds $250,025,278	0.520%	01/06/2017	01/06/2017	250,000,000	250,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by U.S. Treasury Notes, 0.875% – 1.625% due 11/30/2017 – 10/31/2021, valued at $313,140,045); expected proceeds $307,018,079	0.530%	01/03/2017	01/03/2017	307,000,000	307,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by a U.S. Treasury Bond, 2.875% due 11/15/2046, valued at $114,240,020); expected proceeds $112,006,347	0.510%	01/03/2017	01/03/2017	112,000,000	112,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by U.S. Treasury Notes, 1.375% – 2.250% due 12/31/2018 – 11/15/2024, valued at $54,060,080); expected proceeds $53,003,062	0.520%	01/03/2017	01/03/2017	53,000,000	53,000,000

See accompanying notes to financial statements.

8

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2016

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by a U.S. Treasury Bond, 3.125% due 02/15/2042, and U.S. Treasury Notes, 1.500% – 3.625% due 02/15/2020 – 03/31/2023, valued at $12,215,678,712); expected proceeds $12,215,678,611	0.500%	01/03/2017	01/03/2017	$12,215,000,000	$12,215,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by a U.S. Treasury Strip, 0.000% due 11/15/2023, valued at $11,220,000); expected proceeds $11,000,623	0.510%	01/03/2017	01/03/2017	11,000,000	11,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 12/30/2016 (collateralized by U.S. Treasury Bills, 0.000% due 03/02/2017 – 10/12/2017, U.S. Treasury Bonds, 2.250% – 6.250% due 05/15/2030 – 11/15/2046, a U.S. Treasury Inflation Index Bond, 1.375% due 02/15/2044, U.S. Treasury Inflation Index Notes, 0.125% – 1.375% due 04/15/2018 – 07/15/2025, and U.S. Treasury Notes, 0.625% – 2.000% due 07/31/2017 – 03/31/2023, valued at $306,017,096); expected proceeds $300,016,667	0.500%	01/03/2017	01/03/2017	300,000,000	300,000,000
Agreement with President and Fellows of Harvard College, dated 12/27/2016 (collateralized by a U.S. Treasury Inflation Index Note, 0.000% due 04/15/2017, and U.S. Treasury Notes 0.000% due 09/30/2020 – 01/31/2023, valued at $428,686,843); expected proceeds $427,143,167	0.580%	01/03/2017	01/03/2017	427,095,000	427,095,000
Agreement with President and Fellows of Harvard College, dated 12/28/2016 (collateralized by U.S. Treasury Notes, 0.000% due 01/31/2021 – 05/15/2025, valued at $638,700,222); expected proceeds $634,076,432	0.620%	01/04/2017	01/04/2017	634,000,000	634,000,000
Agreement with Lloyds Bank PLC, dated 11/07/2016 (collateralized by a U.S. Treasury Inflation Index Bond, 2.500% due 01/15/2029, and U.S. Treasury Notes, 2.125% – 6.000% due 08/15/2021 – 02/15/2026, valued at $510,889,649); expected proceeds $501,137,222(c)	0.890%	01/02/2017	02/07/2017	500,000,000	500,000,000

See accompanying notes to financial statements.

9

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Schedule of Investments — (continued)

December 31, 2016

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Lloyds Bank PLC, dated 12/19/2016 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and U.S. Treasury Notes, 3.500% – 8.000% due 05/15/2020 – 02/15/2026, valued at $511,667,685); expected proceeds $500,712,500(c)	0.900%	01/02/2017	02/14/2017	$500,000,000	$500,000,000
Agreement with Lloyds Bank PLC, dated 12/29/2016 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2025, and a U.S. Treasury Note, 7.500% due 11/15/2024, valued at $510,281,913); expected proceeds $500,052,500	0.540%	01/05/2017	01/05/2017	500,000,000	500,000,000
Agreement with Lloyds Bank PLC, dated 12/30/2016 (collateralized by U.S. Treasury Notes, 1.000% – 7.500% due 11/15/2019 – 11/15/2024, valued at $510,223,196); expected proceeds $500,050,556	0.520%	01/06/2017	01/06/2017	500,000,000	500,000,000
Agreement with MUFG Securities, dated 12/30/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 03/02/2017, U.S. Treasury Bonds, 2.500% – 3.000% due 05/15/2045 – 05/15/2046, and U.S. Treasury Notes, 1.125% – 2.625% due 02/29/2020 – 08/15/2026, valued at $513,178,637); expected proceeds $500,531,250(c)	0.750%	01/25/2017	01/25/2017	500,000,000	500,000,000
Agreement with MUFG Securities, dated 12/30/2016 (collateralized by a U.S. Treasury Note, 2.215% due 05/15/2025, valued at $257,273,720); expected proceeds $250,192,708(c)	0.750%	01/18/2017	01/18/2017	250,000,000	250,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					19,809,095,000

TOTAL INVESTMENTS – 95.2%(d)(e)					48,477,943,791
Other Assets in Excess of Liabilities – 4.8%					2,447,283,634

NET ASSETS – 100.0%					$50,925,227,425

(a)	Variable Rate Security – Interest rate shown is rate in effect at December 31, 2016.

(b)	Rate represents annualized yield at date of purchase.

(c)	Illiquid security. These securities represent $1,750,000,000 or 3.4% of net assets as of December 31, 2016.

(d)	Also represents the cost for federal tax purposes.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs. (Note 2)

See accompanying notes to financial statements.

10

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Statement of Assets and Liabilities

December 31, 2016

Assets
Investments in securities, at value and cost (Note 2)	$26,407,853,791
Repurchase agreements, at amortized cost	22,070,090,000

Total Investments	48,477,943,791
Cash	2,429,997,051
Interest receivable (Note 2)	20,168,188
Prepaid expenses and other assets	2,223

Total assets	50,928,111,253

Liabilities
Advisory fee payable (Note 3)	2,140,957
Administration, custody and transfer agent fees payable (Note 3)	445,454
Trustees’ fees and expenses payable (Note 5)	56,216
Professional fees payable	65,609
Printing fees payable	40,913
Accrued expenses and other liabilities	134,679

Total liabilities	2,883,828

Net Assets	$50,925,227,425

See accompanying notes to financial statements.

11

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Statement of Operations

For the Year Ended December 31, 2016

Investment Income
Interest income	$102,624,033

Expenses
Advisory fee (Note 4)	13,277,045
Administration, custody and transfer agent fees (Note 4)	3,305,277
Trustees’ fees and expenses (Note 5)	356,147
Professional fees	176,275
Printing fees	48,579
Insurance expense	21,410
Miscellaneous expenses	179,732

Total expenses	17,364,465

Net Investment Income (Loss)	85,259,568

Realized Gain (Loss)
Net realized gain (loss) on:
Investments	79,284

Net realized gain (loss)	79,284

Net Increase (Decrease) in Net Assets from Operations	$85,338,852

See accompanying notes to financial statements.

12

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Statements of Changes in Net Assets

	Year Ended 12/31/16	Year Ended 12/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$85,259,568	$4,536,527
Net realized gain (loss)	79,284	106,964

Net increase (decrease) in net assets resulting from operations	85,338,852	4,643,491

Capital Transactions:
Contributions	97,658,772,208	30,186,959,859
Proceeds in connection with Reorganization (Note 8)	2,551,626,959	–
Withdrawals	(65,394,001,185)	(27,375,980,364)

Net increase (decrease) in net assets from capital transactions	34,816,397,982	2,810,979,495

Net increase (decrease) in net assets during the period	34,901,736,834	2,815,622,986

Net assets at beginning of period	16,023,490,591	13,207,867,605

Net Assets at End of Period	$50,925,227,425	$16,023,490,591

See accompanying notes to financial statements.

13

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Financial Highlights

Selected data for a share outstanding throughout each period

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12
Total return(a)	0.31%	0.03%	0.01%	0.03%	0.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$50,925,227	$16,023,491	$13,207,868	$8,712,920	$8,621,186
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	0.32%	0.03%	0.01%	0.03%	0.08%

(a)	Results represent past performance and are not indicative of future results.

See accompanying notes to financial statements.

14

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements

December 31, 2016

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2016, the Trust consists of six (6) series each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.

The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act, to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio’s weekly liquid assets.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

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State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended December 31, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific series of the Trust, are applied to that series within the Trust. Other expenses which cannot be attributed to a specific series of the Trust are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the series within the Trust.

16

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

3.	Securities and Other Investments

Repurchase Agreements

The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.

The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.

As of December 31, 2016, the Portfolio had invested in repurchase agreements with the gross values of $22,070,090,000 and associated collateral equal to $22,261,542,786.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

Administrator, Sub-Administrator, Custodian and Transfer Agent Fees

SSGA FM serves as administrator and State Street serves as custodian, sub-administrator and transfer agent. SSGA FM and State Street receive an annual fee for their services as administrator, custodian, sub-administrator and transfer agent, respectively. The annual fee is accrued daily and payable monthly at the following fee rate:

Asset Levels	Annual Percentage of Average Aggregate Monthly Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee per Portfolio	$150,000

The minimum fee will be calculated by multiplying the minimum per portfolio fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the

17

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

minimum fee will be charged to the portfolios. SSGA FM and State Street each receive a portion of the fee.

Other Transactions with Affiliates

In December 2015, State Street, the Portfolio’s custodian, announced a review of the manner in which it invoiced certain expenses to certain of its Investment Servicing clients, primarily in the United States, during an 18-year period going back to 1998 and its determination that it had incorrectly invoiced clients for certain expenses. State Street informed its clients that it will pay to them the expenses it concluded were incorrectly invoiced to them, plus interest.

The amounts in the table below represent the refunded expenses and interest credited to the Portfolio for the periods in question.

Refunded Custody Expense*	Interest*	Total	% of Net Assets at 12/31/16
$2,142	$11	$2,153	0.00	%**

*	Refunded Custody Expense and Interest appear on the Statement of Operations in Administration, custody and transfer agent fees and Interest income, respectively.

**	Amount is less than 0.005% of net assets.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

18

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

7.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market, Credit and Counterparty Risk

In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).

Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.

8.	Proceeds in Connection with Reorganization

On August 29, 2016, State Street Institutional U.S. Government Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of SSGA U.S. Government Money Market Fund (“Acquired Fund”) in exchange for Administration Class shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board. Immediately following, the Fund transferred to the Portfolio all of the net assets received from the Acquired Fund in exchange for an interest in the Portfolio, which is disclosed in the Statements of Changes in Net Assets.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statement.

19

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of

State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street U.S. Government Money Market Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street U.S. Government Money Market Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 27, 2017

20

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information

December 31, 2016 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio, and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2016 to December 31, 2016.

The table below illustrates your Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.07%	$1,001.70	$0.35	$1,024.80	$0.36

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.

21

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

Monthly Portfolio Schedule

The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available (i) on the SEC’s website at www.sec.gov, or (ii) at the SEC’s public reference room.

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State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Trustees and Officers Information

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	72	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected:1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	78	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan(1) c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999.	78	Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.

23

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	78
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – present), Chairman, (January 2014 – present).	78

24

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	78	Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009).
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	72
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	78
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	78

25

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Interested Trustee(2)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Executive Vice President; State Street Global Advisors (2006 – present); Chairman and Director, SSGA Funds Management, Inc. (2012 – present); Principal, State Street Global Advisors (2006 – present); President, SSGA Funds Management, Inc. (2005 – 2012).	265	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).

(1)	Mr. Boyan retired as a Trustee of the Trust effective February 16, 2017.

(2)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

26

State Street Master Funds

State Street U.S. Government Money Market Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Darlene Anderson-Vasquez SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
Khimmara Greer State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015 – present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about the Portfolio’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

27

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	STTUSGOVAR1

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

Annual Report

31 December 2016

State Street Master Funds

State Street Equity 500 Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Equity 500 Index Portfolio

Annual Report

December 31, 2016

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street Equity 500 Index Portfolio

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)

The investment objective of the State Street Equity 500 Index Portfolio (the “Fund”) is to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”).

For the Reporting Period, the total return for the Fund was 11.90%, and the total return for the Index was 11.96%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The expenses of managing the Fund, cash drag and small security misweights compared to the Index contributed to the difference between the Fund’s performance and that of the Index.

The opening month of 2016 was anything but reassuring for global investors as growth assets sold off aggressively the first two weeks of the year on a mosaic of uncertainties persisting from 2015. Among the drivers of this selloff to open the New Year was a series of conflicting messages from China’s policy makers in both equity and currency markets. Looking at the year to date return for the Index at the end of the first quarter of 2016, performance of +1.4% could mistakenly indicate an uneventful time period in financial markets. That modest absolute outcome of course belies an aggressive selloff in global equities to open the year that took the Index down 6% during the first week of 2016, the worst opening week on record, and to an eventual decline of more than 10% for the year through February 11th. The Fund’s performance during the first quarter of 2016 was +1.33%.

As the second quarter of 2016 opened, the “reflation trade” that commenced in mid-February and closed out the end of the first quarter of 2016 continued apace in April with growth assets broadly posting positive returns, though with some signs of consolidation towards the end of the month. The second quarter posted a performance of +2.42% for the Fund.

Global markets entered the third quarter riding the tailwind of an aggressive snap back rally following the surprising June 23rd U.K. referendum vote in favor of leaving the European Union. After world markets declined in the two days following the referendum, they turned around and surpassed the drop through the end of July. The improved tone was enough to propel the Index to a new all-time high, surpassing the previous high set 14 months earlier in May of 2015. In contrast to August of 2015, when global equity markets witnessed their most volatile month since 2011, markets demonstrated an air of complacency in August 2016. In fact, the Index did not experience a daily price move of greater than 1%, up or down, between July 8th and September 8th. Using 30 day realized volatility as a measure, it was chronicled by the Wall Street Journal on August 23rd that the 30 preceding trading days had been the least volatile for the Index in over two decades. It was perhaps no coincidence that the relative stability markets exhibited in August occurred during a month in which the central banking calendar was relatively light. Following this, September was a relatively flat month and the Fund’s performance was +3.62% for the third quarter of 2016.

As the final quarter of 2016 commenced, October provided investors few places to avoid negative returns as both safe haven investments and riskier growth assets came under pressure during the month. In a year notable for unexpected challenges to the established political order, November 8th, 2016 delivered another entry to that ledger in the largely unanticipated victory of Donald Trump over Hillary Clinton to close out the highly contentious U.S. presidential election campaign. The initial reaction in overnight financial markets as the surprising election results were reported was a sharp risk off trade

1

State Street Master Funds

State Street Equity 500 Index Portfolio

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) — (continued)

suggesting considerable concern among unwitting investors. To-wit, from 10:00 p.m. EST when the first hints of the unexpected election outcome began to resonate, to midnight when the election outcome was all but certain, futures on the Index declined nearly 6%, the 10 year U.S. Treasury Yield plunged nearly 20 basis points and the common risk haven gold surged 5%. About the time Donald Trump made what was broadly judged to be a conciliatory acceptance speech, all these markets performed an abrupt about face, sending the Index to a gain of more than 1%, gold prices lower and bond yields higher when all was said and done on November 9th . Far from a one day relief rally, the trading days following the election saw a persistent rise in growth assets, a sharp rise in U.S. Treasury yields and a thirteen year high in the broad U.S. dollar index reached in late November – a trend that would continue through the end of the year. For the fourth quarter of the 2016, the Fund performed up 3.84%.

On an individual security level, the top positive contributors to the Fund’s performance were: Exxon Mobil Corporation, AT&T, Inc. and JPMorgan Chase & Co. The top negative contributors to the Fund’s performance were: Alexion Pharmaceuticals, Inc., Gilead Sciences, Inc. and Allergan plc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions, and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2

State Street Master Funds

State Street Equity 500 Index Portfolio

Performance Summary (Unaudited)

Growth of a $10,000 Investment (a)

Investment Performance (a)

For the Year Ended December 31, 2016

	Total Return One Year Ended December 31, 2016	Average Annual Total Return Five Years Ended December 31, 2016	Average Annual Total Return Ten Years Ended December 31, 2016

State Street Equity 500 Index Portfolio	11.90%	14.62%	6.92%

S&P 500® Index(b)	11.96%	14.66%	6.95%

(a)

Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes.

(b)

The Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”) is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the U.S. stock market in general. It is not possible to invest directly in the S&P 500® Index.

Line graph is based on cumulative total return.

3

State Street Master Funds

State Street Equity 500 Index Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*	December 31, 2016
Common Stocks	98.4%
Short-Term Investments	1.5
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Top Five Sectors (excluding short-term investments)*	December 31, 2016
Information Technology	20.4%
Financials	14.6
Health Care	13.4
Consumer Discretionary	11.8
Industrials	10.1
Total	70.3%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

4

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – 98.4%
Consumer Discretionary – 11.8%
Advance Auto Parts, Inc.	5,500	$930,160
Amazon.com, Inc.(a)	30,602	22,947,522
AutoNation, Inc.(a)	4,769	232,012
AutoZone, Inc.(a)	2,288	1,807,040
Bed Bath & Beyond, Inc.	11,530	468,579
Best Buy Co., Inc.	22,313	952,096
BorgWarner, Inc.	16,623	655,611
CarMax, Inc.(a)	15,197	978,535
Carnival Corp.	32,249	1,678,883
CBS Corp. Class B	30,493	1,939,965
Charter Communications, Inc. Class A(a)	16,800	4,837,056
Chipotle Mexican Grill, Inc.(a)	2,214	835,386
Coach, Inc.	22,500	787,950
Comcast Corp. Class A	184,465	12,737,308
D.R. Horton, Inc.	26,179	715,472
Darden Restaurants, Inc.	9,917	721,164
Delphi Automotive PLC	21,481	1,446,745
Discovery Communications, Inc. Class A(a)	12,597	345,284
Discovery Communications, Inc. Class C(a)	18,697	500,706
Dollar General Corp.	19,287	1,428,588
Dollar Tree, Inc.(a)	18,682	1,441,877
Expedia, Inc.	9,323	1,056,109
Foot Locker, Inc.	10,100	715,989
Ford Motor Co.	306,860	3,722,212
Gap, Inc.	19,364	434,528
Garmin, Ltd.	9,160	444,168
General Motors Co.	106,777	3,720,111
Genuine Parts Co.	10,920	1,043,297
Goodyear Tire & Rubber Co.	19,613	605,453
H&R Block, Inc.	16,351	375,910
Hanesbrands, Inc.	30,400	655,728
Harley-Davidson, Inc.	14,785	862,557
Harman International Industries, Inc.	5,105	567,472
Hasbro, Inc.	9,128	710,067
Home Depot, Inc.	94,710	12,698,717
Interpublic Group of Cos., Inc.	31,928	747,434
Kohl’s Corp.	12,388	611,719
L Brands, Inc.	17,746	1,168,397
Leggett & Platt, Inc.	9,844	481,175
Lennar Corp. Class A	15,425	662,195
LKQ Corp.(a)	25,000	766,250
Lowe’s Cos., Inc.	67,212	4,780,117
Macy’s, Inc.	24,361	872,367
Marriott International, Inc. Class A	24,452	2,021,691
Mattel, Inc.	27,743	764,320
McDonald’s Corp.	64,515	7,852,766
Michael Kors Holdings, Ltd.(a)	11,686	502,264
Mohawk Industries, Inc.(a)	5,069	1,012,178
Netflix, Inc.(a)	33,596	4,159,185
Newell Brands, Inc.	37,350	1,667,678
News Corp. Class A	28,814	330,208
News Corp. Class B	7,500	88,500
NIKE, Inc. Class B	103,102	5,240,675
Nordstrom, Inc.	7,756	371,745
O’Reilly Automotive, Inc.(a)	7,120	1,982,279
Omnicom Group, Inc.	18,750	1,595,813
Priceline Group, Inc.(a)	3,808	5,582,757
PulteGroup, Inc.	22,543	414,340
PVH Corp.	6,051	546,042
Ralph Lauren Corp.	4,136	373,564
Ross Stores, Inc.	29,844	1,957,766
Royal Caribbean Cruises, Ltd.	12,800	1,050,112
Scripps Networks Interactive, Inc. Class A	6,863	489,812
Signet Jewelers, Ltd.	5,100	480,726
Staples, Inc.	55,534	502,583
Starbucks Corp.	113,092	6,278,868
Target Corp.	43,844	3,166,852
TEGNA, Inc.	15,252	326,240
Tiffany & Co.	8,481	656,684
Time Warner, Inc.	59,780	5,770,563
TJX Cos., Inc.	50,675	3,807,213
Tractor Supply Co.	9,774	740,967
TripAdvisor, Inc.(a)	9,015	418,026
Twenty-First Century Fox, Inc. Class A	81,709	2,291,120
Twenty-First Century Fox, Inc. Class B	34,400	937,400
Ulta Salon Cosmetics & Fragrance, Inc.(a)	4,400	1,121,736
Under Armour, Inc. Class A(a)	14,376	417,623
Under Armour, Inc. Class C(a)	14,478	364,411
Urban Outfitters, Inc.(a)	5,439	154,903
VF Corp.	26,428	1,409,934
Viacom, Inc. Class B	27,641	970,199
Walt Disney Co.	113,293	11,807,396
Whirlpool Corp.	5,659	1,028,636
Wyndham Worldwide Corp.	8,946	683,206
Wynn Resorts, Ltd.	5,859	506,862
Yum! Brands, Inc.	26,790	1,696,611

		179,632,365

Consumer Staples – 9.2%
Altria Group, Inc.	151,370	10,235,639
Archer-Daniels-Midland Co.	43,692	1,994,540
Brown-Forman Corp. Class B	15,122	679,280
Campbell Soup Co.	14,083	851,599
Church & Dwight Co., Inc.	20,600	910,314
Clorox Co.	10,379	1,245,688
Coca-Cola Co.	301,422	12,496,956
Colgate-Palmolive Co.	68,979	4,513,986
Conagra Brands, Inc.	30,951	1,224,112
Constellation Brands, Inc. Class A	14,076	2,157,991
Costco Wholesale Corp.	33,934	5,433,173
Coty, Inc. Class A	37,840	692,850
CVS Health Corp.	82,427	6,504,315
Dr. Pepper Snapple Group, Inc.	13,903	1,260,585
Estee Lauder Cos., Inc. Class A	17,763	1,358,692
General Mills, Inc.	45,422	2,805,717
Hershey Co.	11,015	1,139,281
Hormel Foods Corp.	21,098	734,421
J.M. Smucker Co.	8,855	1,133,971
Kellogg Co.	19,607	1,445,232

See accompanying notes to financial statements.

5

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
Kimberly-Clark Corp.	27,473	$3,135,219
Kraft Heinz Co.	46,851	4,091,029
Kroger Co.	74,710	2,578,242
McCormick & Co., Inc.	9,561	892,328
Mead Johnson Nutrition Co.	14,368	1,016,680
Molson Coors Brewing Co. Class B	14,609	1,421,602
Mondelez International, Inc. Class A	120,394	5,337,066
Monster Beverage Corp.(a)	30,087	1,334,058
PepsiCo, Inc.	111,638	11,680,684
Philip Morris International, Inc.	120,287	11,005,058
Procter & Gamble Co.	207,513	17,447,693
Reynolds American, Inc.	64,992	3,642,152
Sysco Corp.	38,435	2,128,146
Tyson Foods, Inc. Class A	23,291	1,436,589
Wal-Mart Stores, Inc.	117,199	8,100,795
Walgreens Boots Alliance, Inc.	65,813	5,446,684
Whole Foods Market, Inc.	26,187	805,512

		140,317,879

Energy – 7.4%
Anadarko Petroleum Corp.	43,144	3,008,431
Apache Corp.	29,270	1,857,767
Baker Hughes, Inc.	32,794	2,130,626
Cabot Oil & Gas Corp.	38,322	895,202
Chesapeake Energy Corp.(a)	45,894	322,176
Chevron Corp.	146,534	17,247,052
Cimarex Energy Co.	7,742	1,052,138
Concho Resources, Inc.(a)	10,300	1,365,780
ConocoPhillips	95,503	4,788,520
Devon Energy Corp.	40,850	1,865,619
EOG Resources, Inc.	44,663	4,515,429
EQT Corp.	14,343	938,032
Exxon Mobil Corp.	321,372	29,007,037
FMC Technologies, Inc.(a)	17,509	622,095
Halliburton Co.	65,667	3,551,928
Helmerich & Payne, Inc.	7,974	617,188
Hess Corp.	20,244	1,260,999
Kinder Morgan, Inc.	147,176	3,048,015
Marathon Oil Corp.	65,189	1,128,421
Marathon Petroleum Corp.	42,102	2,119,836
Murphy Oil Corp.	11,662	363,038
National Oilwell Varco, Inc.	29,941	1,120,991
Newfield Exploration Co.(a)	15,685	635,242
Noble Energy, Inc.	32,895	1,251,984
Occidental Petroleum Corp.	59,035	4,205,063
ONEOK, Inc.	15,804	907,308
Phillips 66	34,192	2,954,531
Pioneer Natural Resources Co.	13,024	2,345,232
Range Resources Corp.	14,541	499,629
Schlumberger, Ltd.	107,693	9,040,827
Southwestern Energy Co.(a)	37,344	404,062
Spectra Energy Corp.	53,441	2,195,891
Tesoro Corp.	8,749	765,100
Transocean, Ltd.(a)	27,890	411,099
Valero Energy Corp.	34,686	2,369,747
Williams Cos., Inc.	52,710	1,641,389

		112,453,424

Financials – 14.6%
Affiliated Managers Group, Inc.(a)	4,276	621,303
Aflac, Inc.	32,437	2,257,615
Allstate Corp.	27,967	2,072,914
American Express Co.	59,952	4,441,244
American International Group, Inc.	75,632	4,939,526
Ameriprise Financial, Inc.	12,763	1,415,927
Aon PLC	20,782	2,317,816
Arthur J Gallagher & Co.	14,500	753,420
Assurant, Inc.	5,046	468,572
Bank of America Corp.	786,366	17,378,689
Bank of New York Mellon Corp.	82,491	3,908,424
BB&T Corp.	62,639	2,945,286
Berkshire Hathaway, Inc. Class B(a)	147,119	23,977,455
BlackRock, Inc.	9,318	3,545,872
Capital One Financial Corp.	37,268	3,251,260
Charles Schwab Corp.	91,689	3,618,965
Chubb, Ltd.	36,541	4,827,797
Cincinnati Financial Corp.	11,705	886,654
Citigroup, Inc.	221,593	13,169,272
Citizens Financial Group, Inc.	38,900	1,386,007
CME Group, Inc.	25,792	2,975,107
Comerica, Inc.	13,017	886,588
Discover Financial Services	30,177	2,175,460
E*TRADE Financial Corp.(a)	20,489	709,944
Fifth Third Bancorp	57,554	1,552,231
Franklin Resources, Inc.	26,151	1,035,057
Goldman Sachs Group, Inc.	28,588	6,845,397
Hartford Financial Services Group, Inc.	30,330	1,445,225
Huntington Bancshares, Inc.	86,565	1,144,389
Intercontinental Exchange, Inc.	45,625	2,574,162
Invesco, Ltd.	32,689	991,784
JPMorgan Chase & Co.	277,272	23,925,801
KeyCorp	82,179	1,501,410
Leucadia National Corp.	23,809	553,559
Lincoln National Corp.	16,710	1,107,372
Loews Corp.	20,312	951,211
M&T Bank Corp.	11,834	1,851,193
Marsh & McLennan Cos., Inc.	39,334	2,658,585
MetLife, Inc.	86,426	4,657,497
Moody’s Corp.	13,434	1,266,423
Morgan Stanley	112,655	4,759,674
Nasdaq, Inc.	9,225	619,182
Navient Corp.	26,641	437,712
Northern Trust Corp.	16,510	1,470,216
People’s United Financial, Inc.	22,434	434,322
PNC Financial Services Group, Inc.	37,542	4,390,912
Principal Financial Group, Inc.	20,726	1,199,206
Progressive Corp.	44,152	1,567,396
Prudential Financial, Inc.	33,237	3,458,642
Regions Financial Corp.	96,243	1,382,049
S&P Global, Inc.	19,998	2,150,585
State Street Corp.(b)	27,747	2,156,497
SunTrust Banks, Inc.	37,682	2,066,858

See accompanying notes to financial statements.

6

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – (continued)
Financials – (continued)
Synchrony Financial	59,971	$2,175,148
T Rowe Price Group, Inc.	18,520	1,393,815
Torchmark Corp.	8,384	618,404
Travelers Cos., Inc.	21,798	2,668,511
Unum Group	17,324	761,043
US Bancorp	123,930	6,366,284
Wells Fargo & Co.	350,146	19,296,546
Willis Towers Watson PLC	10,379	1,269,144
XL Group, Ltd.	20,520	764,575
Zions Bancorp	15,258	656,704

		221,055,838

Health Care – 13.4%
Abbott Laboratories	113,759	4,369,483
AbbVie, Inc.	126,263	7,906,589
Aetna, Inc.	26,715	3,312,927
Agilent Technologies, Inc.	25,275	1,151,529
Alexion Pharmaceuticals, Inc.(a)	17,227	2,107,724
Allergan PLC(a)	29,126	6,116,751
AmerisourceBergen Corp.	12,552	981,441
Amgen, Inc.	57,991	8,478,864
Anthem, Inc.	20,219	2,906,886
Baxter International, Inc.	38,970	1,727,930
Becton Dickinson and Co.	16,404	2,715,682
Biogen, Inc.(a)	16,947	4,805,830
Boston Scientific Corp.(a)	108,077	2,337,706
Bristol-Myers Squibb Co.	129,012	7,539,461
C.R. Bard, Inc.	5,862	1,316,957
Cardinal Health, Inc.	23,924	1,721,810
Celgene Corp.(a)	59,765	6,917,799
Centene Corp.(a)	13,500	762,885
Cerner Corp.(a)	23,963	1,135,127
Cigna Corp.	19,711	2,629,250
Cooper Cos., Inc.	3,900	682,227
Danaher Corp.	47,078	3,664,552
DaVita, Inc.(a)	12,972	832,802
DENTSPLY SIRONA, Inc.	17,366	1,002,539
Edwards Lifesciences Corp.(a)	17,190	1,610,703
Eli Lilly & Co.	74,957	5,513,087
Endo International PLC(a)	14,000	230,580
Envision Healthcare Corp.(a)	9,118	577,078
Express Scripts Holding Co.(a)	47,647	3,277,637
Gilead Sciences, Inc.	102,046	7,307,514
HCA Holdings, Inc.(a)	22,200	1,643,244
Henry Schein, Inc.(a)	6,300	955,773
Hologic, Inc.(a)	22,100	886,652
Humana, Inc.	11,417	2,329,411
Illumina, Inc.(a)	11,800	1,510,872
Intuitive Surgical, Inc.(a)	3,052	1,935,487
Johnson & Johnson	210,741	24,279,471
Laboratory Corp. of America Holdings(a)	7,447	956,046
Mallinckrodt PLC(a)	8,200	408,524
McKesson Corp.	17,731	2,490,319
Medtronic PLC	107,004	7,621,895
Merck & Co., Inc.	214,698	12,639,271
Mettler-Toledo International, Inc.(a)	2,100	878,976
Mylan NV(a)	36,607	1,396,557
Patterson Cos., Inc.	6,459	265,013
PerkinElmer, Inc.	9,732	507,524
Perrigo Co. PLC	11,614	966,633
Pfizer, Inc.	471,248	15,306,135
Quest Diagnostics, Inc.	11,358	1,043,800
Regeneron Pharmaceuticals, Inc.(a)	5,958	2,187,122
St. Jude Medical, Inc.	22,153	1,776,449
Stryker Corp.	23,595	2,826,917
Thermo Fisher Scientific, Inc.	30,412	4,291,133
UnitedHealth Group, Inc.	73,822	11,814,473
Universal Health Services, Inc. Class B	6,800	723,384
Varian Medical Systems, Inc.(a)	7,531	676,133
Vertex Pharmaceuticals, Inc.(a)	19,748	1,454,835
Waters Corp.(a)	6,215	835,234
Zimmer Biomet Holdings, Inc.	15,927	1,643,667
Zoetis, Inc.	39,428	2,110,581

		204,002,881

Industrials – 10.1%
3M Co.	46,743	8,346,897
Acuity Brands, Inc.	3,600	831,096
Alaska Air Group, Inc.	10,200	905,046
Allegion PLC	7,537	482,368
American Airlines Group, Inc.	41,000	1,914,290
AMETEK, Inc.	18,401	894,289
Arconic, Inc.	33,663	624,112
Boeing Co.	44,724	6,962,632
C.H. Robinson Worldwide, Inc.	11,382	833,845
Caterpillar, Inc.	45,855	4,252,593
Cintas Corp.	6,922	799,906
CSX Corp.	71,559	2,571,115
Cummins, Inc.	11,744	1,605,052
Deere & Co.	21,754	2,241,532
Delta Air Lines, Inc.	56,666	2,787,401
Dover Corp.	12,345	925,011
Dun & Bradstreet Corp.	2,845	345,155
Eaton Corp. PLC	34,399	2,307,829
Emerson Electric Co.	48,769	2,718,872
Equifax, Inc.	9,495	1,122,594
Expeditors International of Washington, Inc.	14,444	764,954
Fastenal Co.	23,042	1,082,513
FedEx Corp.	18,650	3,472,630
Flowserve Corp.	9,555	459,118
Fluor Corp.	10,956	575,409
Fortive Corp.	24,239	1,299,938
Fortune Brands Home & Security, Inc.	12,500	668,250
General Dynamics Corp.	21,989	3,796,621
General Electric Co.	685,349	21,657,028
Honeywell International, Inc.	58,703	6,800,743
Illinois Tool Works, Inc.	24,271	2,972,227
Ingersoll-Rand PLC	19,016	1,426,961
Jacobs Engineering Group, Inc.(a)	9,657	550,449
JB Hunt Transport Services, Inc.	7,000	679,490
Johnson Controls International PLC	71,993	2,965,392

See accompanying notes to financial statements.

7

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – (continued)
Industrials – (continued)
Kansas City Southern	8,604	$730,049
L3 Technologies, Inc.	6,165	937,758
Lockheed Martin Corp.	19,390	4,846,337
Masco Corp.	25,939	820,191
Nielsen Holdings PLC	26,775	1,123,211
Norfolk Southern Corp.	22,168	2,395,696
Northrop Grumman Corp.	13,586	3,159,832
PACCAR, Inc.	27,935	1,785,046
Parker-Hannifin Corp.	10,114	1,415,960
Pentair PLC	11,791	661,121
Pitney Bowes, Inc.	18,021	273,739
Quanta Services, Inc.(a)	11,593	404,016
Raytheon Co.	22,736	3,228,512
Republic Services, Inc.	18,214	1,039,109
Robert Half International, Inc.	9,374	457,264
Rockwell Automation, Inc.	10,379	1,394,938
Rockwell Collins, Inc.	10,300	955,428
Roper Technologies, Inc.	8,035	1,471,048
Ryder System, Inc.	4,155	309,298
Snap-on, Inc.	4,572	783,046
Southwest Airlines Co.	46,627	2,323,890
Stanley Black & Decker, Inc.	11,650	1,336,138
Stericycle, Inc.(a)	6,604	508,772
Textron, Inc.	20,506	995,771
TransDigm Group, Inc.	4,000	995,840
Union Pacific Corp.	64,238	6,660,196
United Continental Holdings, Inc.(a)	22,000	1,603,360
United Parcel Service, Inc. Class B	53,255	6,105,153
United Rentals, Inc.(a)	7,100	749,618
United Technologies Corp.	59,127	6,481,502
Verisk Analytics, Inc.(a)	12,100	982,157
W.W. Grainger, Inc.	4,012	931,787
Waste Management, Inc.	30,604	2,170,130
Xylem, Inc.	14,134	699,916

		153,379,187

Information Technology – 20.4%
Accenture PLC Class A	47,982	5,620,132
Activision Blizzard, Inc.	54,300	1,960,773
Adobe Systems, Inc.(a)	38,313	3,944,323
Akamai Technologies, Inc.(a)	14,034	935,787
Alliance Data Systems Corp.	4,704	1,074,864
Alphabet, Inc. Class A(a)	22,923	18,165,331
Alphabet, Inc. Class C(a)	22,945	17,709,410
Amphenol Corp. Class A	24,480	1,645,056
Analog Devices, Inc.	23,518	1,707,877
Apple, Inc.	413,364	47,875,818
Applied Materials, Inc.	85,153	2,747,887
Autodesk, Inc.(a)	15,570	1,152,336
Automatic Data Processing, Inc.	34,665	3,562,869
Broadcom, Ltd.	30,435	5,379,995
CA, Inc.	24,759	786,593
Cisco Systems, Inc.	390,229	11,792,720
Citrix Systems, Inc.(a)	12,578	1,123,341
Cognizant Technology Solutions Corp. Class A(a)	47,527	2,662,938
Corning, Inc.	72,850	1,768,070
CSRA, Inc.	9,732	309,867
eBay, Inc.(a)	79,658	2,365,046
Electronic Arts, Inc.(a)	23,521	1,852,514
F5 Networks, Inc.(a)	5,059	732,138
Facebook, Inc. Class A(a)	181,307	20,859,370
Fidelity National Information Services, Inc.	26,086	1,973,145
First Solar, Inc.(a)	6,849	219,784
Fiserv, Inc.(a)	16,442	1,747,456
FLIR Systems, Inc.	11,839	428,453
Global Payments, Inc.	12,575	872,831
Harris Corp.	9,898	1,014,248
Hewlett Packard Enterprise Co.	130,463	3,018,914
HP, Inc.	128,763	1,910,843
Intel Corp.	367,320	13,322,696
International Business Machines Corp.	67,447	11,195,528
Intuit, Inc.	18,626	2,134,726
Juniper Networks, Inc.	27,844	786,871
KLA-Tencor Corp.	12,673	997,112
Lam Research Corp.	12,681	1,340,762
Linear Technology Corp.	18,321	1,142,314
MasterCard, Inc. Class A	74,149	7,655,884
Microchip Technology, Inc.	17,006	1,090,935
Micron Technology, Inc.(a)	79,528	1,743,254
Microsoft Corp.	602,677	37,450,349
Motorola Solutions, Inc.	12,428	1,030,157
NetApp, Inc.	22,643	798,619
NVIDIA Corp.	41,012	4,377,621
Oracle Corp.	232,970	8,957,697
Paychex, Inc.	25,431	1,548,239
PayPal Holdings, Inc.(a)	86,758	3,424,338
Qorvo, Inc.(a)	9,800	516,754
QUALCOMM, Inc.	113,885	7,425,302
Red Hat, Inc.(a)	14,330	998,801
salesforce.com, Inc.(a)	49,705	3,402,804
Seagate Technology PLC	22,976	876,994
Skyworks Solutions, Inc.	15,100	1,127,366
Symantec Corp.	49,603	1,185,016
TE Connectivity, Ltd.	27,749	1,922,451
Teradata Corp.(a)	9,013	244,883
Texas Instruments, Inc.	77,706	5,670,207
Total System Services, Inc.	13,399	656,953
VeriSign, Inc.(a)	6,920	526,404
Visa, Inc. Class A	144,540	11,277,011
Western Digital Corp.	21,706	1,474,923
Western Union Co.	37,340	811,025
Xerox Corp.	63,292	552,539
Xilinx, Inc.	20,342	1,228,047
Yahoo!, Inc.(a)	67,437	2,607,789

		310,423,100

Materials – 2.8%
Air Products & Chemicals, Inc.	17,207	2,474,711
Albemarle Corp.	9,100	783,328
Avery Dennison Corp.	6,518	457,694
Ball Corp.	14,158	1,062,841
CF Industries Holdings, Inc.	19,730	621,100
Dow Chemical Co.	86,490	4,948,958
E.I. du Pont de Nemours & Co.	67,694	4,968,740
Eastman Chemical Co.	12,072	907,935

See accompanying notes to financial statements.

8

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – (continued)
Materials – (continued)
Ecolab, Inc.	19,865	$2,328,575
FMC Corp.	10,522	595,124
Freeport-McMoRan, Inc.(a)	92,464	1,219,600
International Flavors & Fragrances, Inc.	6,480	763,538
International Paper Co.	32,508	1,724,875
LyondellBasell Industries NV Class A	25,752	2,209,007
Martin Marietta Materials, Inc.	4,855	1,075,528
Monsanto Co.	34,394	3,618,593
Mosaic Co.	27,716	812,910
Newmont Mining Corp.	41,373	1,409,578
Nucor Corp.	24,606	1,464,549
PPG Industries, Inc.	20,388	1,931,967
Praxair, Inc.	22,000	2,578,180
Sealed Air Corp.	15,169	687,762
Sherwin-Williams Co.	6,287	1,689,568
Vulcan Materials Co.	10,490	1,312,824
WestRock Co.	19,148	972,144

		42,619,629

Real Estate – 2.9%
American Tower Corp. REIT	33,382	3,527,810
Apartment Investment & Management Co. Class A REIT	11,865	539,264
AvalonBay Communities, Inc. REIT	10,529	1,865,212
Boston Properties, Inc. REIT	12,221	1,537,157
CBRE Group, Inc. Class A(a)	25,008	787,502
Crown Castle International Corp. REIT	26,842	2,329,080
Digital Realty Trust, Inc. REIT	12,000	1,179,120
Equinix, Inc. REIT	5,538	1,979,337
Equity Residential REIT	29,338	1,888,194
Essex Property Trust, Inc. REIT	5,055	1,175,287
Extra Space Storage, Inc. REIT	9,500	733,780
Federal Realty Investment Trust REIT	5,400	767,394
General Growth Properties, Inc. REIT	46,542	1,162,619
HCP, Inc. REIT	37,177	1,104,900
Host Hotels & Resorts, Inc. REIT	59,959	1,129,628
Iron Mountain, Inc. REIT	18,074	587,044
Kimco Realty Corp. REIT	32,916	828,167
Macerich Co. REIT	10,145	718,672
Mid-America Apartment Communities, Inc.	8,800	861,696
Prologis, Inc. REIT	41,947	2,214,382
Public Storage REIT	11,852	2,648,922
Realty Income Corp. REIT	19,800	1,138,104
Simon Property Group, Inc. REIT	24,435	4,341,366
SL Green Realty Corp. REIT	8,000	860,400
UDR, Inc. REIT	20,100	733,248
Ventas, Inc. REIT	26,803	1,675,724
Vornado Realty Trust REIT	13,046	1,361,611
Welltower, Inc. REIT	28,481	1,906,233
Weyerhaeuser Co. REIT	59,998	1,805,340

		43,387,193

Telecommunication Services – 2.6%
AT&T, Inc.	475,718	20,232,287
CenturyLink, Inc.	43,173	1,026,654
Frontier Communications Corp.	91,638	309,736
Level 3 Communications, Inc.(a)	23,100	1,301,916
Verizon Communications, Inc.	316,751	16,908,168

		39,778,761

Utilities – 3.2%
AES Corp.	49,859	579,362
Alliant Energy Corp.	18,500	700,965
Ameren Corp.	18,956	994,432
American Electric Power Co., Inc.	37,843	2,382,595
American Water Works Co., Inc.	14,200	1,027,512
CenterPoint Energy, Inc.	33,235	818,910
CMS Energy Corp.	22,101	919,844
Consolidated Edison, Inc.	23,500	1,731,480
Dominion Resources, Inc.	48,268	3,696,846
DTE Energy Co.	14,239	1,402,684
Duke Energy Corp.	53,091	4,120,923
Edison International	26,005	1,872,100
Entergy Corp.	14,200	1,043,274
Eversource Energy	24,543	1,355,510
Exelon Corp.	70,959	2,518,335
FirstEnergy Corp.	32,229	998,132
NextEra Energy, Inc.	36,457	4,355,153
NiSource, Inc.	27,678	612,791
NRG Energy, Inc.	22,498	275,825
PG&E Corp.	39,612	2,407,221
Pinnacle West Capital Corp.	8,756	683,231
PPL Corp.	53,956	1,837,202
Public Service Enterprise Group, Inc.	40,536	1,778,720
SCANA Corp.	11,501	842,793
Sempra Energy	18,924	1,904,511
Southern Co.	75,384	3,708,139
WEC Energy Group, Inc.	25,087	1,471,353
Xcel Energy, Inc.	40,500	1,648,350

		47,688,193

TOTAL COMMON STOCKS (Cost $549,143,281)		1,494,738,450

SHORT-TERM INVESTMENTS – 1.5%
Money Market Fund – 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42%(c)(d)	18,425,570	18,425,570

See accompanying notes to financial statements.

9

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Principal Amount	Value
SHORT-TERM INVESTMENTS – (continued)
U.S. Government Security – 0.3%
U.S. Treasury Bill 4.19% 3/2/17(e)(f)	$3,860,000	$3,856,989

TOTAL SHORT-TERM INVESTMENTS (Cost $22,282,868)		22,282,559

TOTAL INVESTMENTS – 99.9% (Cost $571,426,149)		1,517,021,009
Other Assets in Excess of Liabilities – 0.1%		1,791,665

NET ASSETS – 100.0%		$1,518,812,674

(a)	Non-income producing security.

(b)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

(c)

The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at December 31, 2016.

(e)	All or part of this security has been designated as collateral for futures contracts.

(f)	Rate represents annualized yield at date of purchase.

REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Consumer Discretionary	$179,632,365	$–	$–	$179,632,365
Consumer Staples	140,317,879	–	–	140,317,879
Energy	112,453,424	–	–	112,453,424
Financials	221,055,838	–	–	221,055,838
Health Care	204,002,881	–	–	204,002,881
Industrials	153,379,187	–	–	153,379,187
Information Technology	310,423,100	–	–	310,423,100
Materials	42,619,629	–	–	42,619,629
Real Estate	43,387,193	–	–	43,387,193
Telecommunication Services	39,778,761	–	–	39,778,761
Utilities	47,688,193	–	–	47,688,193
Short-Term Investments
Money Market Fund	18,425,570	–	–	18,425,570
U.S. Government Security	–	3,856,989	–	3,856,989

Total Investments	$1,513,164,020	$3,856,989	$–	$1,517,021,009

Liabilities:
Other Financial Instruments:
Futures Contracts(a)	$(192,675)	$–	$–	$(192,675)

Total Investments and Other Financial Instruments	$1,512,971,345	$3,856,989	$–	$1,516,828,334

(a)	Futures Contracts are valued at unrealized appreciation (depreciation). Only unsettled receivable/payable for variation margin is reported within Statement of Assets and Liabilities.

At December 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index (long)	03/17/2017	210	$23,480,100	$(192,675)

See accompanying notes to financial statements.

10

State Street Master Funds

State Street Equity 500 Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

During the period ended December 31, 2016, average notional value related to futures contracts was $31,324,571 or 2% of net assets.

Affiliate Table

	Number of shares held at 12/31/15	Value at 12/31/15	Shares purchased	Shares sold	Number of shares held at 12/31/16	Value at 12/31/16	Dividend income	Realized gain (loss)
State Street Corp.	34,247	$2,272,631	2,400	8,900	27,747	$2,156,497	$45,010	$137,149
State Street Institutional Liquid Reserves Fund, Premier Class	–	–	–	–	–	–	264	–
State Street Institutional U.S. Government Money Market Fund, Premier Class	32,967,587	32,967,587	243,542,651	258,084,668	18,425,570	18,425,570	57,930	–

TOTAL		$35,240,218				$20,582,067	$103,204	$137,149

See accompanying notes to financial statements.

11

State Street Master Funds

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2016

Assets
Investments in unaffiliated issuers, at value (Note 2)	$1,496,438,942
Investments in affiliated issuers, at value (Note 2)	20,582,067

Total Investments	1,517,021,009
Cash	37,841
Dividends receivable – unaffiliated issuers (Note 2)	1,885,549
Dividends receivable – affiliated issuers (Note 2)	14,499
Receivable from Adviser (Note 4)	3,701

Total assets	1,518,962,599

Liabilities
Payable to broker – variation margin on open futures contracts	93,452
Advisory fee payable (Note 4)	56,473

Total liabilities	149,925

Net Assets	$1,518,812,674

Cost of Investments:
Investments in unaffiliated issuers	$552,155,679
Investments in affiliated issuers	19,270,470

Total cost of investments	$571,426,149

See accompanying notes to financial statements.

12

State Street Master Funds

State Street Equity 500 Index Portfolio

Statement of Operations

For the Year Ended December 31, 2016

Investment Income
Interest income – unaffiliated issuers (Note 2)	$14,697
Dividend income – unaffiliated issuers (Note 2)	33,907,540
Dividend income – affiliated issuers (Note 2)	103,204
Foreign taxes withheld	(113,540)

Total Investment Income (Loss)	33,911,901

Expenses
Advisory fee (Note 4)	694,126
Miscellaneous expenses	282

Total Expenses	694,408

Expenses waived/reimbursed by the Adviser (Note 4)	(34,127)

Net Expenses	660,281

Net Investment Income (Loss)	33,251,620

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment – unaffiliated issuers	101,427,862
Investment – affiliated issuers	137,149
Futures contracts	4,398,097

Net realized gain (loss)	105,963,108

Net change in unrealized appreciation/depreciation on:
Investment – unaffiliated issuers	34,394,354
Investment – affiliated issuers	200,241
Futures contracts	(542,910)

Net change in unrealized appreciation/depreciation	34,051,685

Net realized and unrealized gain (loss)	140,014,793

Net Increase (Decrease) in Net Assets from Operations	$173,266,413

See accompanying notes to financial statements.

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State Street Master Funds

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

	Year Ended 12/31/16	Year Ended 12/31/15
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$33,251,620	$54,312,342
Net realized gain (loss)	105,963,108	587,220,571
Net change in unrealized appreciation/depreciation	34,051,685	(590,185,467)

Net increase (decrease) in net assets resulting from operations	173,266,413	51,347,446

Capital Transactions:
Contributions	116,324,014	240,295,137
Withdrawals	(372,376,185)	(369,462,446)
In-kind redemptions (Note 6)	–	(1,189,904,577)

Net increase (decrease) in net assets from capital transactions	(256,052,171)	(1,319,071,886)

Net Increase (Decrease) in Net Assets During the Period	(82,785,758)	(1,267,724,440)

Net Assets at Beginning of Period	1,601,598,432	2,869,322,872

Net Assets at End of Period	$1,518,812,674	$1,601,598,432

See accompanying notes to financial statements.

14

State Street Master Funds

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/16	Year Ended 12/31/15		Year Ended 12/31/14		Year Ended 12/31/13		Year Ended 12/31/12
Total return(a)	11.90%	1.41%		13.62%		32.30%		15.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,518,813	$1,601,598		$2,869,323		$2,739,594		$2,055,241
Ratios to average net assets:
Total expenses	0.05%	0.05%		0.05%		0.05%		0.05%
Net expenses	0.04%	0.05%		0.05%		0.05%		0.05%
Net investment income (loss)	2.18%	2.00%		1.98%		2.05%		2.26%
Portfolio turnover rate	5%	7	%(b)	2	%(b)	4	%(b)	9	%(b)

(a)	Results represent past performance and are not indicative of future results.

(b)	The portfolio turnover rate excludes in-kind security transactions (Note 6).

See accompanying notes to financial statements.

15

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements

December 31, 2016

1.	Organization

State Street Master Funds (the “Trust”) a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.

As of December 31, 2016 the Trust consists of six (6) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The State Street Equity 500 Index Portfolio (the “Portfolio”) is authorized to issue unlimited number of non transferable beneficial interest. The financial statements herein relate only to:

Fund	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Portfolio	March 1, 2000	Diversified

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

16

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the

17

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no transfers between levels for the period ended December 31, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

3.	Derivative Financial Instruments

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does

18

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended December 31, 2016, the Portfolio entered into futures contracts for cash equitization, return enhancement and facilitate daily liquidity.

The following tables summarize the value of the Portfolio’s derivative instruments as of December 31, 2016 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts(a)	$–	$–	$–	$(192,675)	$–	$(192,675)

(a)	Unrealized appreciation on open futures contracts. The Statements of Assets and Liabilities only reflects the current day’s net variation margin.

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$–	$–	$–	$4,398,097	$–	$4,398,097

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$–	$–	$–	$(542,910)	$–	$(542,910)

4. Fees and Transactions with Affiliates

Advisory Fees

The Portfolio has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (The “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street

19

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

Bank and Trust Company (“State Street”), under which SSGA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations.

During the period ended December 31, 2016 SSGA FM voluntarily agreed to waive fees of $34,127.

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees

SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. In compensation for SSGA FM’s services as investment adviser and administrator and for State Street’s services as custodian, sub-administrator and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.05% of the Portfolio’s average daily net assets.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2016 are disclosed in the Schedule of Investments.

In December 2015, State Street, the Portfolio’s custodian, announced a review of the manner in which it invoiced certain expenses to certain of its Investment Servicing clients, primarily in the United States, during an 18-year period going back to 1998 and its determination that it had incorrectly invoiced clients for certain expenses. State Street informed its clients that it will pay to them the expenses it concluded were incorrectly invoiced to them, plus interest.

The Portfolio was impacted by this matter. During all or part of the 18-year review period, the Portfolio had expense limitation agreements in place whereby the Adviser waived its fee and/or reimbursed operating expenses in order to maintain a stated total expense ratio. The net asset value (NAV) of the Portfolio with such expense limitation agreements would not have been impacted by the overcharging since the Adviser would have waived its fee or reimbursed the Portfolio for any additional operating expense above the limitation. Management analyzed the revised invoicing information, by year, to determine which amounts, including interest, should be retained by the Portfolio and which amounts represented additional expenses for which the Adviser waived its fee or reimbursed the Portfolio. The amounts in the table below represent the refunded expenses and interest retained by the Portfolio for the periods in question.

Refunded Custody Expense*	Interest*	Total	% of Net Assets at December 31, 2016
$65,550	$385	$65,935	0.0	%**

*	Refunded Custody and Interest appear on the Statements of Operations in Advisory fee – Net and Interest income, respectively.
**	Amount is less than 0.05%

20

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

5. Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6. Investment Transactions

Purchases and sales of investments (excluding short term investments) for the period ended December 31, 2016, were as follows:

Name of Fund	Purchases	Sales
State Street Equity 500 Index Portfolio	$73,809,246	$278,153,542

In-Kind Redemption

On October 30, 2015, five hundred and three (503) securities totaling $1,164,494,980 at market value and $25,409,596 in cash were transferred by way of an in-kind distribution of 41.53% of the net assets of the Portfolio and realized gains of $511,603,703. The transfer is disclosed on the Statements of Changes in Net Assets.

7. Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

At December 31, 2016, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$571,426,149	$960,797,885	$15,203,025	$945,594,860

21

State Street Master Funds

State Street Equity 500 Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

8. Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2017 unless extended or renewed. Prior to October 13, 2016, the Participants could borrow up to $360 million at any time outstanding, subject to asset coverage and other limitations as specified in agreements.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Prior to October 13, 2016, interest was calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%.

The Portfolio had no outstanding loans during the period ended December 31, 2016.

9. Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Owners of Beneficial Interest of State Street Master Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”) as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 27, 2017

23

State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information (Unaudited)

December 31, 2016

EXPENSE EXAMPLE

As a shareholder of a Portfolio, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2016 to December 31, 2016.

The table below illustrates your Portfolio’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Portfolio	0.05%	$1,078.20	$0.26	$1,024.90	$0.25

(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.

24

State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Proxy Voting Policies and Procedures

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

25

State Street Master Funds

State Street Equity 500 Index Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Trustee Considerations in Approving Continuation of

Investment Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds and State Street Institutional Investment Trust (each a “Trust” and together, the “Trusts”), met on April 14-15, 2016 and May 19-20, 2016, including in Executive Sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to each portfolio series of each Trust (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully.2 The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreements. Following the April 14-15, 2016 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 19-20, 2016 meeting. The Independent Trustees considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:

•

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2015, as applicable, to the performance of an appropriate benchmark for the Fund and a universe of other mutual funds with similar investment objectives and policies;

[1]	Over the course of more than 15 years, the Independent Trustees have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
[2]	Certain Funds had either recently commenced operations or had yet to commence operations, and as such, the Advisory Agreement was not up for renewal with respect to such Funds.

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Other Information — (continued)

December 31, 2016 (Unaudited)

•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider;

•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years, as applicable; and

•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and

•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Funds.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;

•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;

•	A copy of the Adviser’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds; and

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s Administrator;

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Other Information — (continued)

December 31, 2016 (Unaudited)

•

Information concerning the nature, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;

•

Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:

•

SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, securities lending agent, and shareholder services for the Funds, with respect to its operations relating to the Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under SEC Rule 12b-1;

•

Information from SSGA FM, State Street and the Distributor with respect to State Street Master Funds and State Street Institutional Investment Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the Executive Sessions of the Board on May 19-20, 2016;

•

Materials provided by Broadridge Financial Solutions, Inc., the successor by acquisition to the producer of Lipper materials used in previous years (“Broadridge”), circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds for which such materials were then available; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single

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Other Information — (continued)

December 31, 2016 (Unaudited)

factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 19-20, 2016 the Board, including a majority of the Independent Trustees, voted to approve the adoption of, as applicable, and the continuation of the Advisory Agreements effective June 1, 2016, for an additional year with respect to all Funds.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreements, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of credit, interest-rate and currency risks.

The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.

Fund Performance

The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2015 by evaluating the performance of the Funds’ feeder fund.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of each operational Fund is satisfactory or better (a) by comparison to the performance of its peer group funds or (b) after considering steps taken by management to improve the performance of certain Funds.

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Other Information — (continued)

December 31, 2016 (Unaudited)

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee, including the portion attributable to administrative services provided by SSGA FM, and total expense ratio (both before and after giving effect to any expense caps), as compared to its “Expense Group” and “Expense Universe,” as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of similar mutual funds and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers, together with the ranges of profitability of each of the Affiliated Service Providers with respect to their services to the Funds. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.

The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and all Funds as a group, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the Funds taken as a whole. The Board concluded that, in light of the current size of each Fund and all Funds as a group, the level of profitability of the Adviser and its affiliates with respect to each Fund and all Funds as a group over various time periods, and the comparatively low management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.

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Other Information — (continued)

December 31, 2016 (Unaudited)

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

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Other Information — (continued)

December 31, 2016 (Unaudited)

Trustees and Officers Information

Name, Address, And Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	72	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected:1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	78	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan(1) c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999.	78	Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.

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Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, And Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	78
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14

March 2001 to April 2002, Chairman (1996 to March

2001, President and Chief

Executive Officer),

Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003 – Present); Board member, Regenesis Biomedical (health care services) (April 2012 – present), Chairman, (January 2014 – present).

				78

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Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, And Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	78	Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009).
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	72
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981 – 1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	78
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	78

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Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, And Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Interested Trustee(2)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Executive Vice President; State Street Global Advisors (2006 – present); Chairman and Director, SSGA Funds Management, Inc. (2012 – present); Principal, State Street Global Advisors (2006 – present); President, SSGA Funds Management, Inc. (2005 – 2012).	265	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).

(1)	Mr. Boyan retired as a Trustee of the Trust effective February 16, 2017.

(2)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

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Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Darlene Anderson-Vasquez SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).
Khimmara Greer State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015 – present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about Portfolio’s directors and is available, without charge, upon request and by calling 1-877-521-4083.

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Trustees

Michael F. Holland

Michael A Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio State Street Bank and Trust Company P.O. Box 5049 Boston, MA 02206	SSIITEQ5002AR IBG-22811

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

Annual Report

31 December 2016

State Street Master Funds

State Street International Developed Equity Index Portfolio

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Annual Report

December 31, 2016

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Master Funds

State Street International Developed Equity Index Portfolio

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The State Street International Developed Equity Index Portfolio (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid-capitalization equity index over the long term. The Fund’s benchmark is the MSCI EAFE (Europe, Australasia, Far East) Index (the “Index”).

For the period from April 29, 2016 (inception) through December 31, 2016 (the “Reporting Period”), the total return for the Fund was 1.00%, and the Index was 1.20% (Net). The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses, which would have a negative impact on returns. The cumulative effect of small weighting differences between the securities and currencies in the Fund and the Index contributed to the difference between the Fund’s performance and that of the Index.

The Fund’s performance from inception through the end of the second quarter of 2016 was -3.50%. Positive performance in April and May was offset by negative performance in June and the overall strength of the U.S. dollar versus other currencies. Recovering oil prices, dovish comments from central bankers and earnings data helped performance but was offset by the surprise British referendum vote supporting the withdrawal of the United Kingdom’s membership from the European Union. During the third quarter of 2016, the Fund’s performance was +5.91%. Accommodative monetary policy and a strong earnings season were key drivers of Fund performance during the quarter. Despite multiple terrorist attacks in France and Germany, the Fund had positive performance on the back of a lack of a U.S. interest rate hike, additional fiscal and monetary stimulus in Japan and a rate cut by the Bank of England. The Fund’s performance during the fourth quarter of 2016 was -1.17%. The strong dollar, geopolitical developments and global macroeconomic data were chief factors affecting Fund performance during the quarter. The Fund’s performance was helped by the unexpected results of the Presidential election in the U.S. and the ensuing market optimism regarding President-elect Trump’s expected policy initiatives. The resignation of Italian Prime Minister Matteo Renzi and macroeconomic data like Euro-zone retail sales, UK services and Germany factory orders also helped the Fund’s performance in the quarter. However, the Fund’s performance was negatively impacted by the strength of the U.S. dollar versus other major currencies.

The Fund used MSCI EAFE Index futures contracts in order to gain exposure to the Index during the Reporting Period. The Fund’s use of index futures helped the fund track the Index.

On an individual security level, the top positive contributors to the Fund’s performance were Royal Dutch Shell Plc Class B, Royal Dutch Shell Plc Class A, and BP p.l.c. The top negative contributors to the Fund’s performance were Roche Holding Ltd Genusssch., Teva Pharmaceutical Industries Limited, and Novo Nordisk A/S Class B.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Portfolio Statistics (Unaudited)

Top Five Holdings

As of December 31, 2016

Description	Market Value	% Of Net Assets
Nestle SA	$35,294,359	1.8
Novartis AG	25,709,532	1.3
HSBC Holdings PLC	25,497,257	1.3
Roche Holding AG	25,391,127	1.3
Toyota Motor Corp.	24,867,772	1.3

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular security.)

Top Five Sectors (excluding short-term investments)*	December 31, 2016
Banks	13.1%
Pharmaceuticals	8.5
Insurance	5.7
Oil & Gas	5.1
Telecommunications	4.7
Total	37.1%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – 97.7%
Australia – 7.3%
AGL Energy, Ltd.	106,141	$1,697,764
Alumina, Ltd.	419,565	555,967
Amcor, Ltd.	185,979	2,013,277
AMP, Ltd.	486,944	1,777,084
APA Group	170,346	1,057,088
Aristocrat Leisure, Ltd.	83,749	939,961
ASX, Ltd.	32,633	1,175,334
Aurizon Holdings, Ltd.	307,536	1,124,568
AusNet Services	245,512	280,885
Australia & New Zealand Banking Group, Ltd.	464,371	10,228,755
Bank of Queensland, Ltd.	66,249	569,414
Bendigo & Adelaide Bank, Ltd.	76,836	707,145
BHP Billiton PLC	337,298	5,445,258
BHP Billiton, Ltd.	509,874	9,252,144
Boral, Ltd.	173,969	681,503
Brambles, Ltd.	248,097	2,227,623
Caltex Australia, Ltd.	39,734	876,376
Challenger, Ltd.	92,804	755,321
CIMIC Group, Ltd.	13,823	349,723
Coca-Cola Amatil, Ltd.	92,076	674,723
Cochlear, Ltd.	8,884	788,352
Commonwealth Bank of Australia	271,311	16,189,960
Computershare, Ltd.	77,865	702,520
Crown Resorts, Ltd.	54,466	456,702
CSL, Ltd.	72,907	5,300,840
Dexus Property Group REIT	148,887	1,037,123
Domino’s Pizza Enterprises, Ltd.	10,034	472,193
DUET Group	368,606	731,327
Flight Centre Travel Group, Ltd.	6,354	144,009
Fortescue Metals Group, Ltd.	243,023	1,036,481
Goodman Group REIT	282,689	1,459,476
GPT Group REIT	304,306	1,108,350
Harvey Norman Holdings, Ltd.	74,061	275,646
Healthscope, Ltd.	281,376	466,575
Incitec Pivot, Ltd.	273,735	713,561
Insurance Australia Group, Ltd.	382,446	1,658,805
LendLease Group	86,686	917,687
Macquarie Group, Ltd.	49,432	3,118,348
Medibank Pvt, Ltd.	429,874	877,786
Mirvac Group REIT	548,883	846,560
National Australia Bank, Ltd.	421,763	9,366,573
Newcrest Mining, Ltd.	117,598	1,724,342
Oil Search, Ltd.	231,227	1,200,483
Orica, Ltd.	57,261	733,060
Origin Energy, Ltd.	286,955	1,369,297
Qantas Airways, Ltd.	64,362	155,193
QBE Insurance Group, Ltd.	217,482	1,955,885
Ramsay Health Care, Ltd.	23,413	1,157,914
REA Group, Ltd.	9,620	384,723
Santos, Ltd.	314,465	915,370
Scentre Group REIT	820,148	2,755,552
SEEK, Ltd.	54,873	591,235
Sonic Healthcare, Ltd.	67,055	1,039,067
South32, Ltd.	836,284	1,665,271
Stockland REIT	394,899	1,309,634
Suncorp Group, Ltd.	206,556	2,022,148
Sydney Airport	169,273	734,198
Tabcorp Holdings, Ltd.	144,764	504,201
Tatts Group, Ltd.	237,214	769,514
Telstra Corp., Ltd.	668,058	2,467,078
TPG Telecom, Ltd.	56,237	277,719
Transurban Group Stapled Security	318,966	2,383,541
Treasury Wine Estates, Ltd.	114,482	885,334
Vicinity Centres REIT	511,437	1,107,291
Vocus Communications, Ltd.	84,519	236,845
Wesfarmers, Ltd.	179,788	5,485,973
Westfield Corp.	302,874	2,057,137
Westpac Banking Corp.	530,059	12,512,390
Woodside Petroleum, Ltd.	117,026	2,640,452
Woolworths, Ltd.	198,862	3,470,302

		144,569,936

Austria – 0.2%
ANDRITZ AG	11,932	600,255
Erste Group Bank AG(a)	49,398	1,449,753
OMV AG	23,829	843,485
Raiffeisen Bank International AG (a)	17,134	314,093
Voestalpine AG	18,532	728,893

		3,936,479

Belgium – 1.2%
Ageas	29,695	1,177,975
Anheuser-Busch InBev SA	120,814	12,812,942
Colruyt SA	11,037	547,198
Groupe Bruxelles Lambert SA	12,499	1,050,974
KBC Group NV	40,514	2,513,932
Proximus SADP	23,118	667,138
Solvay SA	12,191	1,431,789
Telenet Group Holding NV(a)	9,109	506,519
UCB SA	20,854	1,339,762
Umicore SA	14,193	810,629

		22,858,858

Chile – 0.0%(b)
Antofagasta PLC	67,870	566,079

China – 0.0%(b)
Yangzijiang Shipbuilding Holdings, Ltd.	386,100	217,811

Denmark – 1.6%
AP Moeller – Maersk A/S Class A	599	906,629
AP Moeller – Maersk A/S Class B	1,034	1,653,039
Carlsberg A/S Class B	16,892	1,460,473
Chr Hansen Holding A/S	15,346	851,376
Coloplast A/S Class B	17,552	1,185,894
Danske Bank A/S	110,580	3,359,964
DONG Energy A/S(a)(c)	14,003	531,552
DSV A/S	29,051	1,294,809
Genmab A/S(a)	9,005	1,498,374
ISS A/S	25,755	870,976
Novo Nordisk A/S Class B	303,361	10,960,423
Novozymes A/S Class B	38,086	1,315,537
Pandora A/S	18,007	2,360,217
TDC A/S(a)	129,400	665,581
Tryg A/S	20,264	367,075
Vestas Wind Systems A/S	35,897	2,337,273
William Demant Holding A/S(a)	21,003	365,863

		31,985,055

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – (continued)
Finland – 0.9%
Elisa Oyj	21,489	$701,045
Fortum Oyj	67,299	1,034,231
Kone Oyj Class B	52,724	2,367,345
Metso Oyj	17,839	509,905
Neste Oyj	19,205	739,361
Nokia Oyj(d)	75,703	364,585
Nokia Oyj(d)	830,824	4,020,518
Nokian Renkaat Oyj	16,736	625,244
Orion Oyj Class B	16,157	720,689
Sampo Oyj Class A	69,664	3,129,432
Stora Enso Oyj Class R	83,346	897,553
UPM-Kymmene Oyj	84,411	2,078,019
Wartsila Oyj Abp	22,564	1,015,757

		18,203,684

France – 9.7%
Accor SA	27,213	1,016,944
Aeroports de Paris	5,090	546,531
Air Liquide SA	61,911	6,899,011
Airbus Group SE	92,389	6,123,588
Alstom SA(a)	24,765	683,714
Arkema SA	9,980	978,324
Atos SE	14,054	1,486,051
AXA SA	308,393	7,801,781
BNP Paribas SA	168,001	10,729,402
Bollore SA(a)(d)	677	2,335
Bollore SA(d)	143,645	507,557
Bouygues SA	30,676	1,101,543
Bureau Veritas SA	41,281	801,592
Cap Gemini SA	26,500	2,240,263
Carrefour SA	92,508	2,233,442
Casino Guichard Perrachon SA	9,801	471,291
Christian Dior SE	8,581	1,803,374
Cie de Saint-Gobain	80,079	3,737,924
Cie Generale des Etablissements Michelin	28,388	3,164,895
CNP Assurances	29,292	543,765
Credit Agricole SA	183,070	2,274,636
Danone SA	94,168	5,979,286
Dassault Aviation SA	384	429,973
Dassault Systemes SE	19,699	1,504,085
Edenred	33,018	655,943
Eiffage SA	9,128	637,839
Electricite de France SA	43,962	448,851
Engie SA	227,806	2,912,174
Essilor International SA	31,970	3,619,880
Eurazeo SA	7,199	422,027
Eutelsat Communications SA	29,017	562,992
Fonciere Des Regions	5,751	503,103
Gecina SA REIT	6,372	883,458
Groupe Eurotunnel SE	73,525	700,591
Hermes International	4,053	1,667,212
ICADE	6,016	430,153
Iliad SA	4,163	802,002
Imerys SA	6,262	476,011
Ingenico Group SA	8,184	654,915
JCDecaux SA	12,680	373,542
Kering	12,276	2,761,832
Klepierre REIT	33,888	1,334,836
L’Oreal SA	40,089	7,332,023
Lagardere SCA	20,176	561,702
Legrand SA	43,167	2,456,365
LVMH Moet Hennessy Louis Vuitton SE	44,376	8,490,533
Natixis SA	151,944	859,009
Orange SA	309,510	4,712,387
Pernod Ricard SA	32,983	3,581,509
Peugeot SA(a)	80,059	1,308,432
Publicis Groupe SA	31,347	2,167,296
Remy Cointreau SA	4,070	347,805
Renault SA	31,118	2,773,763
Rexel SA	48,002	791,602
Safran SA	48,670	3,512,319
Sanofi	183,618	14,893,306
Schneider Electric SE	89,624	6,249,439
SCOR SE	25,924	897,682
SEB SA	3,738	507,617
SFR Group SA(a)	18,549	524,917
Societe BIC SA	4,605	627,298
Societe Generale SA	122,362	6,032,971
Sodexo SA	14,450	1,664,332
Suez Environment Co.	51,360	759,220
Technip SA	16,580	1,185,845
Thales SA	15,925	1,547,498
TOTAL SA	356,204	18,304,404
Unibail-Rodamco SE	15,445	3,693,897
Valeo SA	36,241	2,087,478
Veolia Environnement SA	75,779	1,292,834
Vinci SA	80,848	5,517,255
Vivendi SA	160,329	3,053,227
Wendel SA	4,850	585,218
Zodiac Aerospace	32,358	744,537

		191,972,388

Germany – 9.1%
adidas AG	29,223	4,628,067
Allianz SE	72,416	11,991,781
Axel Springer SE	8,400	408,707
BASF SE	145,444	13,547,377
Bayer AG	130,939	13,690,637
Bayerische Motoren Werke AG	52,867	4,948,830
Bayerische Motoren Werke AG Preference Shares	8,795	674,403
Beiersdorf AG	15,235	1,295,171
Brenntag AG	25,724	1,432,590
Commerzbank AG	177,217	1,354,420
Continental AG	17,144	3,321,780
Covestro AG(c)	11,551	794,115
Daimler AG	152,624	11,384,517
Deutsche Bank AG(a)	214,489	3,902,507
Deutsche Boerse AG(a)	29,503	2,412,912
Deutsche Lufthansa AG	40,148	519,587
Deutsche Post AG	155,105	5,109,952
Deutsche Telekom AG	519,977	8,969,830
Deutsche Wohnen AG	53,784	1,692,784
E.ON SE	316,155	2,234,212
Evonik Industries AG	27,051	809,739
Fraport AG Frankfurt Airport Services Worldwide	6,934	410,807

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – (continued)
Germany – (continued)
Fresenius Medical Care AG & Co. KGaA	34,718	$2,945,983
Fresenius SE & Co. KGaA	65,420	5,124,069
Fuchs Petrolub SE Preference Shares	11,891	500,176
GEA Group AG	30,765	1,240,540
Hannover Rueck SE	9,355	1,014,347
HeidelbergCement AG	23,311	2,179,170
Henkel AG & Co. KGaA	16,537	1,726,449
Henkel AG & Co. KGaA Preference Shares	27,885	3,330,875
HOCHTIEF AG	3,385	475,032
HUGO BOSS AG	10,709	656,597
Infineon Technologies AG	176,400	3,071,816
Innogy SE(a)(c)	20,508	714,033
KS AG	30,127	721,008
Lanxess AG	14,473	951,798
Linde AG	29,662	4,883,744
MAN SE	5,739	570,999
Merck KGaA	19,837	2,074,523
METRO AG	26,815	893,322
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	25,768	4,882,671
OSRAM Licht AG	13,010	683,713
Porsche Automobil Holding SE Preference Shares	23,397	1,276,839
ProSiebenSat.1 Media SE	34,882	1,346,947
RWE AG(a)	74,602	929,681
SAP SE	155,620	13,592,449
Schaeffler AG Preference Shares	27,293	404,605
Siemens AG	121,083	14,916,795
Symrise AG	20,690	1,262,011
Telefonica Deutschland Holding AG	123,988	532,260
ThyssenKrupp AG	59,004	1,408,988
TUI AG	83,995	1,207,059
United Internet AG	19,109	747,658
Volkswagen AG	5,155	743,542
Volkswagen AG Preference Shares	28,837	4,055,950
Vonovia SE	72,813	2,373,489
Zalando SE(a)(c)	14,199	543,493

		179,517,356

Hong Kong – 3.1%
AIA Group, Ltd.	1,912,000	10,789,163
ASM Pacific Technology, Ltd.	41,900	443,960
Bank of East Asia, Ltd.	181,383	694,824
BOC Hong Kong Holdings, Ltd.	585,000	2,093,826
Cathay Pacific Airways, Ltd.	209,000	274,959
Cheung Kong Infrastructure Holdings, Ltd.	99,000	787,847
Cheung Kong Property Holdings, Ltd.	419,679	2,573,888
CK Hutchison Holdings, Ltd.	431,500	4,892,057
CLP Holdings, Ltd.	256,500	2,357,187
First Pacific Co., Ltd.	314,000	219,508
Galaxy Entertainment Group, Ltd.	358,000	1,560,708
Hang Lung Group, Ltd.	145,000	504,956
Hang Lung Properties, Ltd.	354,000	750,632
Hang Seng Bank, Ltd.	120,800	2,248,304
Henderson Land Development Co., Ltd.	168,868	898,448
HK Electric Investments & HK Electric Investments, Ltd.(c)	455,490	375,994
HKT Trust & HKT, Ltd.	424,000	519,531
Hong Kong & China Gas Co., Ltd.	1,206,000	2,137,253
Hong Kong Exchanges & Clearing, Ltd.	179,309	4,236,911
Hongkong Land Holdings, Ltd.	195,000	1,234,350
Hysan Development Co., Ltd.	105,000	434,049
Jardine Matheson Holdings, Ltd.	39,200	2,165,800
Kerry Properties, Ltd.	118,000	320,373
Li & Fung, Ltd.	766,000	336,903
Link REIT	353,500	2,297,956
Melco Crown Entertainment, Ltd. ADR	32,723	520,296
MTR Corp., Ltd.	238,645	1,160,421
New World Development Co., Ltd.	849,709	898,682
NWS Holdings, Ltd.	267,962	436,860
PCCW, Ltd.	748,000	405,203
Power Assets Holdings, Ltd.	225,500	1,987,956
Sands China, Ltd.	380,000	1,651,716
Shangri-La Asia, Ltd.	162,000	170,919
Sino Land Co., Ltd.	479,556	718,732
SJM Holdings, Ltd.	256,000	200,755
Sun Hung Kai Properties, Ltd.	226,000	2,856,645
Swire Pacific, Ltd. Class A	84,500	807,056
Swire Properties, Ltd.	193,600	534,369
Techtronic Industries Co., Ltd.	206,500	740,434
WH Group, Ltd.(c)	1,210,309	978,781
Wharf Holdings, Ltd.	215,000	1,429,516
Wheelock & Co., Ltd.	127,000	715,006
Yue Yuen Industrial Holdings, Ltd.	111,000	403,017

		61,765,751

Ireland – 0.7%
Bank of Ireland(a)	4,567,642	1,127,347
CRH PLC	128,778	4,476,231
Experian PLC	150,309	2,923,378
James Hardie Industries PLC	75,134	1,195,267
Kerry Group PLC Class A	25,143	1,800,680
Paddy Power Betfair PLC	13,096	1,402,020
Ryanair Holdings PLC ADR(a)	4,562	379,832

		13,304,755

Israel – 0.6%
Azrieli Group, Ltd.	7,782	337,877
Bank Hapoalim BM	158,678	944,568
Bank Leumi Le-Israel BM(a)	217,589	896,668
Bezeq The Israeli Telecommunication Corp., Ltd.	319,597	607,863

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – (continued)
Israel – (continued)
Check Point Software Technologies, Ltd.(a)	20,975	$1,771,549
Elbit Systems, Ltd.	3,969	402,196
Frutarom Industries, Ltd.	6,562	336,058
Israel Chemicals, Ltd.	90,984	373,520
Mizrahi Tefahot Bank, Ltd.	25,993	380,576
Nice-Systems, Ltd.	9,356	638,376
Teva Pharmaceutical Industries, Ltd.	133,383	4,793,075
Teva Pharmaceutical Industries, Ltd. ADR	12,263	444,534

		11,926,860

Italy – 1.8%
Assicurazioni Generali SpA	180,730	2,691,624
Atlantia SpA	66,085	1,551,592
Enel SpA	1,188,713	5,250,893
Eni SpA	405,087	6,609,797
Ferrari NV	18,308	1,067,863
Intesa Sanpaolo SpA(d)	1,979,759	5,065,854
Intesa Sanpaolo SpA(d)	134,298	316,448
Leonardo-Finmeccanica SpA(a)	61,820	869,830
Luxottica Group SpA	27,127	1,462,084
Mediobanca SpA	91,509	748,506
Poste Italiane SpA(c)	85,106	565,972
Prysmian SpA	30,924	795,857
Saipem SpA(a)	1,096,115	618,528
Snam SpA	392,219	1,619,194
Telecom Italia SpA/Milano(a)(d)	1,631,737	1,440,539
Telecom Italia SpA/Milano(a)(d)	963,350	698,056
Terna Rete Elettrica Nazionale SpA	220,464	1,011,990
UniCredit SpA	834,021	2,405,055
UnipolSai SpA	194,056	415,502

		35,205,184

Japan – 23.6%
ABC-Mart, Inc.	5,800	329,198
Acom Co., Ltd.(a)	52,500	230,012
Aeon Co., Ltd.	104,600	1,485,125
AEON Financial Service Co., Ltd.	20,500	365,058
Aeon Mall Co., Ltd.	16,200	228,343
Air Water, Inc.	25,000	452,266
Aisin Seiki Co., Ltd.	31,900	1,386,659
Ajinomoto Co., Inc.	88,100	1,778,089
Alfresa Holdings Corp.	29,300	485,842
Alps Electric Co., Ltd.	28,500	690,539
Amada Holdings Co., Ltd.	56,400	631,046
ANA Holdings, Inc.	198,000	534,406
Aozora Bank, Ltd.	185,000	655,078
Asahi Glass Co., Ltd.	150,000	1,023,706
Asahi Group Holdings, Ltd.	63,400	2,005,796
Asahi Kasei Corp.	200,000	1,748,189
Asics Corp.	27,100	542,534
Astellas Pharma, Inc.	344,100	4,789,697
Bandai Namco Holdings, Inc.	31,200	862,691
Bank of Kyoto, Ltd.	41,000	305,123
Benesse Holdings, Inc.	7,800	215,338
Bridgestone Corp.	100,900	3,645,498
Brother Industries, Ltd.	38,300	692,543
Calbee, Inc.	15,100	473,837
Canon, Inc.	170,600	4,819,540
Casio Computer Co., Ltd.	37,900	537,135
Central Japan Railway Co.	22,400	3,693,162
Chiba Bank, Ltd.	110,000	676,212
Chubu Electric Power Co., Inc.	106,700	1,493,901
Chugai Pharmaceutical Co., Ltd.	32,900	946,367
Chugoku Bank, Ltd.	30,400	437,358
Chugoku Electric Power Co., Inc.	44,000	517,203
Concordia Financial Group, Ltd.	175,700	847,506
Credit Saison Co., Ltd.	21,200	377,523
CYBERDYNE, Inc.(a)	22,800	322,936
Dai Nippon Printing Co., Ltd.	85,000	841,728
Dai-ichi Life Holdings, Inc.	166,200	2,772,969
Daicel Corp.	39,700	439,088
Daiichi Sankyo Co., Ltd.	93,300	1,913,036
Daikin Industries, Ltd.	36,500	3,359,433
Daito Trust Construction Co., Ltd.	11,200	1,688,138
Daiwa House Industry Co., Ltd.	87,300	2,392,170
Daiwa House REIT Investment Corp.	196	496,743
Daiwa Securities Group, Inc.	262,000	1,618,027
DeNA Co., Ltd.	17,400	381,014
Denso Corp.	76,700	3,329,465
Dentsu, Inc.	34,500	1,626,870
Don Quijote Holdings Co., Ltd.	19,000	704,548
East Japan Railway Co.	53,000	4,589,531
Eisai Co., Ltd.	39,400	2,266,002
Electric Power Development Co., Ltd.	23,900	551,215
FamilyMart UNY Holdings Co., Ltd.	11,800	787,105
FANUC Corp.	31,000	5,266,558
Fast Retailing Co., Ltd.	8,600	3,084,306
Fuji Electric Co., Ltd.	96,000	498,787
Fuji Heavy Industries, Ltd.	95,500	3,907,283
FUJIFILM Holdings Corp.	70,900	2,695,945
Fujitsu, Ltd.	293,000	1,631,616
Fukuoka Financial Group, Inc.	134,000	596,270
Hachijuni Bank, Ltd.	56,700	329,597
Hakuhodo DY Holdings, Inc.	27,200	335,817
Hamamatsu Photonics KK	21,800	574,742
Hankyu Hanshin Holdings, Inc.	40,400	1,298,924
Hikari Tsushin, Inc.	3,900	364,136
Hino Motors, Ltd.	34,000	346,894
Hirose Electric Co., Ltd.	5,100	633,592
Hiroshima Bank, Ltd.	90,000	421,314
Hisamitsu Pharmaceutical Co., Inc.	10,400	521,627
Hitachi Chemical Co., Ltd.	14,100	353,361
Hitachi Construction Machinery Co., Ltd.	19,300	418,813
Hitachi High-Technologies Corp.	11,800	477,018
Hitachi Metals, Ltd.	28,800	391,128
Hitachi, Ltd.	749,000	4,058,542
Hokuriku Electric Power Co.	30,100	338,072
Honda Motor Co., Ltd.	259,200	7,589,214
Hoshizaki Corp.	7,900	626,527
Hoya Corp.	61,200	2,576,870

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Hulic Co., Ltd.	50,000	$445,407
Idemitsu Kosan Co., Ltd.	11,800	314,134
IHI Corp.(a)	235,000	612,509
Iida Group Holdings Co., Ltd.	26,200	498,010
Inpex Corp.	151,700	1,523,048
Isetan Mitsukoshi Holdings, Ltd.	55,600	600,643
Isuzu Motors, Ltd.	98,200	1,246,917
ITOCHU Corp.	241,300	3,210,851
J Front Retailing Co., Ltd.	40,200	542,847
Japan Airlines Co., Ltd.	19,600	573,876
Japan Airport Terminal Co., Ltd.	5,500	199,233
Japan Exchange Group, Inc.	87,300	1,249,976
Japan Post Bank Co., Ltd.	61,200	736,174
Japan Post Holdings Co., Ltd.	67,000	838,110
Japan Prime Realty Investment Corp.	138	544,854
Japan Real Estate Investment Corp.	220	1,201,526
Japan Retail Fund Investment Corp. REIT	380	770,849
Japan Tobacco, Inc.	175,500	5,784,044
JFE Holdings, Inc.	87,100	1,329,258
JGC Corp.	34,100	620,983
JSR Corp.	33,300	526,188
JTEKT Corp.	38,300	614,061
JX Holdings, Inc.	352,100	1,493,410
Kajima Corp.	139,000	964,127
Kakaku.com, Inc.	18,200	301,786
Kamigumi Co., Ltd.	40,000	382,047
Kaneka Corp.	49,000	399,949
Kansai Electric Power Co., Inc.(a)	104,800	1,148,321
Kansai Paint Co., Ltd.	33,200	612,849
Kao Corp.	80,900	3,843,331
Kawasaki Heavy Industries, Ltd.	218,000	685,952
KDDI Corp.	291,700	7,401,605
Keihan Holdings Co., Ltd.	84,000	553,110
Keikyu Corp.	73,000	848,073
Keio Corp.	88,000	725,065
Keisei Electric Railway Co., Ltd.	23,000	559,446
Keyence Corp.	7,800	5,363,399
Kikkoman Corp.	23,000	737,514
Kintetsu Group Holdings Co., Ltd.	267,000	1,020,980
Kirin Holdings Co., Ltd.	127,000	2,070,481
Kobe Steel, Ltd.(a)	53,600	513,321
Koito Manufacturing Co., Ltd.	17,300	918,138
Komatsu, Ltd.	143,600	3,259,579
Konami Holdings Corp.	15,400	623,209
Konica Minolta, Inc.	73,400	730,633
Kose Corp.	5,500	457,881
Kubota Corp.	171,800	2,457,653
Kuraray Co., Ltd.	56,000	843,109
Kurita Water Industries, Ltd.	17,800	392,825
Kyocera Corp.	49,500	2,466,618
Kyowa Hakko Kirin Co., Ltd.	40,300	558,364
Kyushu Electric Power Co., Inc.	69,300	753,396
Kyushu Financial Group, Inc.	61,500	418,138
Lawson, Inc.	10,300	725,023
LINE Corp.(a)	8,000	275,046
Lion Corp.	39,000	642,003
LIXIL Group Corp.	42,100	957,975
M3, Inc.	29,000	732,242
Mabuchi Motor Co., Ltd.	6,500	339,949
Makita Corp.	18,800	1,262,091
Marubeni Corp.	264,100	1,500,797
Marui Group Co., Ltd.	28,700	420,036
Maruichi Steel Tube, Ltd.	10,400	339,281
Mazda Motor Corp.	91,100	1,493,404
McDonald’s Holdings Co., Japan, Ltd.	8,000	209,886
Mebuki Financial Group, Inc.	137,900	511,945
Medipal Holdings Corp.	28,900	456,661
MEIJI Holdings Co., Ltd.	18,100	1,421,494
Minebea Co., Ltd.	57,600	541,258
Miraca Holdings, Inc.	9,700	436,619
MISUMI Group, Inc.	44,200	729,119
Mitsubishi Chemical Holdings Corp.	206,600	1,342,674
Mitsubishi Corp.	235,300	5,023,338
Mitsubishi Electric Corp.	309,700	4,326,799
Mitsubishi Estate Co., Ltd.	194,000	3,871,351
Mitsubishi Gas Chemical Co., Inc.	30,000	513,139
Mitsubishi Heavy Industries, Ltd.	499,000	2,278,625
Mitsubishi Logistics Corp.	15,000	212,586
Mitsubishi Materials Corp.	16,800	517,100
Mitsubishi Motors Corp.	116,800	666,942
Mitsubishi Tanabe Pharma Corp.	36,200	711,678
Mitsubishi UFJ Financial Group, Inc.	2,019,700	12,471,282
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	423,087
Mitsui & Co., Ltd.	265,100	3,652,555
Mitsui Chemicals, Inc.	141,000	634,672
Mitsui Fudosan Co., Ltd.	140,000	3,246,881
Mitsui OSK Lines, Ltd.	202,000	561,135
Mixi, Inc.	5,600	205,016
Mizuho Financial Group, Inc.	3,838,000	6,903,694
MS&AD Insurance Group Holdings, Inc.	78,200	2,429,775
Murata Manufacturing Co., Ltd.	29,700	3,985,125
Nabtesco Corp.	18,700	435,935
Nagoya Railroad Co., Ltd.	146,000	707,249
NEC Corp.	385,000	1,023,278
Nexon Co., Ltd.	29,000	421,194
NGK Insulators, Ltd.	39,100	759,975
NGK Spark Plug Co., Ltd.	29,600	659,329
NH Foods, Ltd.	27,000	730,355
Nidec Corp.	37,100	3,207,901
Nikon Corp.	51,400	800,736
Nintendo Co., Ltd.	18,200	3,829,279
Nippon Building Fund, Inc.	236	1,309,144
Nippon Electric Glass Co., Ltd.	76,000	411,815
Nippon Express Co., Ltd.	134,000	722,648
Nippon Paint Holdings Co., Ltd.	25,500	696,339
Nippon Prologis, Inc. REIT	256	524,357
Nippon Steel & Sumitomo Metal Corp.	130,500	2,916,907
Nippon Telegraph & Telephone Corp.	110,700	4,662,052

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Nippon Yusen KK	268,000	$498,615
Nissan Chemical Industries, Ltd.	20,000	669,610
Nissan Motor Co., Ltd.	384,000	3,870,125
Nisshin Seifun Group, Inc.	33,100	497,770
Nissin Foods Holdings Co., Ltd.	9,400	494,843
Nitori Holdings Co., Ltd.	13,300	1,523,454
Nitto Denko Corp.	26,100	2,007,038
NOK Corp.	13,100	265,740
Nomura Holdings, Inc.	584,100	3,450,965
Nomura Real Estate Holdings, Inc.	22,600	385,209
Nomura Real Estate Master Fund, Inc.	666	1,009,549
Nomura Research Institute, Ltd.	21,890	668,139
NSK, Ltd.	70,500	818,425
NTT Data Corp.	19,500	944,614
NTT DOCOMO, Inc.	221,400	5,054,985
Obayashi Corp.	96,800	927,042
Obic Co., Ltd.	10,900	477,550
Odakyu Electric Railway Co., Ltd.	45,500	902,315
Oji Holdings Corp.	133,000	542,787
Olympus Corp.	45,800	1,586,419
Omron Corp.	28,500	1,095,919
Ono Pharmaceutical Co., Ltd.	65,000	1,424,165
Oracle Corp. Japan	4,900	247,447
Oriental Land Co., Ltd.	34,500	1,954,019
ORIX Corp.	206,000	3,221,537
Osaka Gas Co., Ltd.	311,000	1,198,831
Otsuka Corp.	9,100	425,996
Otsuka Holdings Co., Ltd.	63,300	2,764,067
Panasonic Corp.	343,800	3,506,238
Park24 Co., Ltd.	18,200	494,654
Pola Orbis Holdings, Inc.	4,200	347,494
Rakuten, Inc.(a)	146,700	1,440,776
Recruit Holdings Co., Ltd.	59,800	2,404,613
Resona Holdings, Inc.	347,200	1,784,596
Ricoh Co., Ltd.	103,900	880,123
Rinnai Corp.	5,600	452,763
Rohm Co., Ltd.	14,800	853,980
Ryohin Keikaku Co., Ltd.	3,800	746,414
Sankyo Co., Ltd.	5,100	165,066
Santen Pharmaceutical Co., Ltd.	58,800	720,916
SBI Holdings, Inc.	38,100	485,744
Secom Co., Ltd.	34,100	2,499,137
Sega Sammy Holdings, Inc.	32,200	480,094
Seibu Holdings, Inc.	28,800	517,553
Seiko Epson Corp.	43,000	912,462
Sekisui Chemical Co., Ltd.	63,900	1,021,217
Sekisui House, Ltd.	95,000	1,584,623
Seven & i Holdings Co., Ltd.	120,600	4,604,379
Seven Bank, Ltd.	69,300	199,044
Sharp Corp.(a)	221,000	511,596
Shimadzu Corp.	37,000	590,680
Shimamura Co., Ltd.	3,700	462,837
Shimano, Inc.	11,700	1,839,739
Shimizu Corp.	89,000	815,716
Shin-Etsu Chemical Co., Ltd.	62,200	4,835,319
Shinsei Bank, Ltd.	309,000	519,261
Shionogi & Co., Ltd.	46,100	2,213,006
Shiseido Co., Ltd.	59,900	1,519,391
Shizuoka Bank, Ltd.	86,000	724,071
Showa Shell Sekiyu KK	34,700	323,393
SMC Corp.	9,300	2,225,031
SoftBank Group Corp.	152,400	10,146,063
Sohgo Security Services Co., Ltd.	11,200	431,637
Sompo Holdings, Inc.	56,000	1,901,316
Sony Corp.	201,500	5,657,929
Sony Financial Holdings, Inc.	22,800	356,558
Stanley Electric Co., Ltd.	23,600	646,478
Start Today Co., Ltd.	30,300	524,506
Sumitomo Chemical Co., Ltd.	242,000	1,153,616
Sumitomo Corp.	183,700	2,166,411
Sumitomo Dainippon Pharma Co., Ltd.	26,900	463,574
Sumitomo Electric Industries, Ltd.	118,600	1,714,913
Sumitomo Heavy Industries, Ltd.	94,000	606,868
Sumitomo Metal Mining Co., Ltd.	73,000	943,207
Sumitomo Mitsui Financial Group, Inc.	213,400	8,160,192
Sumitomo Mitsui Trust Holdings, Inc.	52,400	1,879,275
Sumitomo Realty & Development Co., Ltd.	57,000	1,517,915
Sumitomo Rubber Industries, Ltd.	29,600	471,022
Sundrug Co., Ltd.	6,200	430,042
Suntory Beverage & Food, Ltd.	20,800	865,812
Suruga Bank, Ltd.	26,800	599,487
Suzuken Co., Ltd.	13,600	445,424
Suzuki Motor Corp.	52,300	1,844,748
Sysmex Corp.	24,600	1,427,890
T&D Holdings, Inc.	89,500	1,185,941
Taiheiyo Cement Corp.	200,000	634,458
Taisei Corp.	177,000	1,241,360
Taisho Pharmaceutical Holdings Co., Ltd.	5,900	490,676
Taiyo Nippon Sanso Corp.	23,300	270,487
Takashimaya Co., Ltd.	53,000	438,050
Takeda Pharmaceutical Co., Ltd.	113,900	4,721,623
TDK Corp.	20,500	1,413,126
Teijin, Ltd.	31,200	633,710
Terumo Corp.	53,000	1,960,775
THK Co., Ltd.	21,300	472,258
Tobu Railway Co., Ltd.	153,000	760,835
Toho Co., Ltd.	18,800	532,722
Toho Gas Co., Ltd.	63,000	513,679
Tohoku Electric Power Co., Inc.	67,900	859,847
Tokio Marine Holdings, Inc.	109,100	4,486,163
Tokyo Electric Power Co. Holdings, Inc.(a)	218,600	884,633
Tokyo Electron, Ltd.	24,200	2,291,671
Tokyo Gas Co., Ltd.	296,000	1,342,259
Tokyo Tatemono Co., Ltd.	36,300	486,448
Tokyu Corp.	177,000	1,303,580
Tokyu Fudosan Holdings Corp.	90,400	534,797
TonenGeneral Sekiyu KK	50,000	528,143
Toppan Printing Co., Ltd.	80,000	765,465
Toray Industries, Inc.	227,000	1,841,535
Toshiba Corp.(a)	653,000	1,584,981
TOTO, Ltd.	22,500	892,206

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – (continued)
Japan – (continued)
Toyo Seikan Group Holdings, Ltd.	28,500	$533,176
Toyo Suisan Kaisha, Ltd.	14,500	526,493
Toyoda Gosei Co., Ltd.	9,700	227,374
Toyota Industries Corp.	27,200	1,298,958
Toyota Motor Corp.	421,700	24,867,772
Toyota Tsusho Corp.	32,200	840,648
Trend Micro, Inc.(a)	18,100	644,794
Tsuruha Holdings, Inc.	5,700	542,462
Unicharm Corp.	64,800	1,420,894
United Urban Investment Corp.	461	703,150
USS Co., Ltd.	36,100	576,312
West Japan Railway Co.	25,900	1,592,838
Yahoo! Japan Corp.	212,100	816,504
Yakult Honsha Co., Ltd.	14,300	664,518
Yamada Denki Co., Ltd.	100,200	541,227
Yamaguchi Financial Group, Inc.	27,000	294,689
Yamaha Corp.	25,200	771,329
Yamaha Motor Co., Ltd.	43,800	966,616
Yamato Holdings Co., Ltd.	52,600	1,071,753
Yamazaki Baking Co., Ltd.	22,000	425,910
Yaskawa Electric Corp.	44,800	698,302
Yokogawa Electric Corp.	38,300	555,939
Yokohama Rubber Co., Ltd.	20,700	371,991

		467,587,135

Jordan – 0.0%(b)
Hikma Pharmaceuticals PLC	23,594	551,884

Luxembourg – 0.3%
ArcelorMittal(a)	281,900	2,086,095
Eurofins Scientific SE	1,766	754,389
Millicom International Cellular SA SDR	10,834	464,267
RTL Group SA(a)	6,365	468,131
SES SA	60,931	1,344,786
Tenaris SA	72,792	1,302,912

		6,420,580

Macau – 0.0%(b)
MGM China Holdings, Ltd.	169,200	350,920
Wynn Macau, Ltd.	272,400	433,555

		784,475

MEXICO – 0.0%(b)
Fresnillo PLC	35,255	531,902

Netherlands – 4.4%
ABN AMRO Group NV(c)	45,150	1,002,442
Aegon NV	288,008	1,588,143
AerCap Holdings NV(a)	26,299	1,094,301
Akzo Nobel NV	40,224	2,519,696
Altice NV Class A(a)	57,665	1,145,281
Altice NV Class B(a)	21,103	421,351
ASML Holding NV	58,686	6,601,534
Boskalis Westminster	14,615	508,547
EXOR NV	16,949	732,598
Gemalto NV	12,582	728,836
Heineken Holding NV	16,975	1,184,196
Heineken NV	36,024	2,707,617
ING Groep NV	615,932	8,685,877
Koninklijke Ahold Delhaize NV	198,952	4,203,188
Koninklijke DSM NV	28,803	1,730,443
Koninklijke KPN NV	538,480	1,598,244
Koninklijke Philips NV	147,213	4,502,914
Koninklijke Vopak NV	12,737	602,867
NN Group NV	51,944	1,763,898
NXP Semiconductors NV(a)	47,089	4,615,193
Randstad Holding NV	20,126	1,093,874
Royal Dutch Shell PLC Class A	683,864	18,949,488
Royal Dutch Shell PLC Class B	592,336	17,229,389
Wolters Kluwer NV	48,012	1,743,051

		86,952,968

New Zealand – 0.2%
Auckland International Airport, Ltd.	146,479	638,374
Contact Energy, Ltd.	116,874	379,772
Fletcher Building, Ltd.	106,395	786,406
Mercury NZ, Ltd.	76,048	156,964
Meridian Energy, Ltd.	192,725	349,407
Ryman Healthcare, Ltd.	46,924	265,360
Spark New Zealand, Ltd.	282,139	670,868

		3,247,151

Norway – 0.7%
DNB ASA	158,107	2,358,463
Gjensidige Forsikring ASA	32,985	524,989
Marine Harvest ASA(a)	59,901	1,083,516
Norsk Hydro ASA	200,287	960,983
Orkla ASA	135,099	1,227,359
Schibsted ASA Class A	13,202	303,834
Schibsted ASA Class B	15,363	326,618
Statoil ASA	176,464	3,247,313
Telenor ASA	122,399	1,834,343
Yara International ASA	26,541	1,048,357

		12,915,775

Portugal – 0.2%
EDP – Energias de Portugal SA	384,520	1,173,726
Galp Energia SGPS SA	79,888	1,195,676
Jeronimo Martins SGPS SA	36,591	568,881

		2,938,283

Singapore – 1.2%
Ascendas REIT	402,050	631,725
CapitaLand Commercial Trust	343,000	351,381
CapitaLand Mall Trust REIT	390,000	508,860
CapitaLand, Ltd.	392,000	819,437
City Developments, Ltd.	72,400	414,946
ComfortDelGro Corp., Ltd.	335,000	572,749
DBS Group Holdings, Ltd.	277,472	3,330,355
Genting Singapore PLC	953,000	596,985
Global Logistic Properties, Ltd.	415,000	631,965
Golden Agri-Resources, Ltd.	1,326,600	394,849
Hutchison Port Holdings Trust	935,800	407,073
Jardine Cycle & Carriage, Ltd.	17,233	491,809
Keppel Corp., Ltd.	223,000	893,729
Oversea-Chinese Banking Corp., Ltd.	505,726	3,122,500
SATS, Ltd.	114,700	385,059
Sembcorp Industries, Ltd.	177,900	350,948
Singapore Airlines, Ltd.	91,100	609,772
Singapore Exchange, Ltd.	123,000	609,594

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – (continued)
Singapore – (continued)
Singapore Press Holdings, Ltd.	244,000	$596,193
Singapore Technologies Engineering, Ltd.	247,000	552,232
Singapore Telecommunications, Ltd.	1,281,000	3,236,416
StarHub, Ltd.	120,500	234,377
Suntec Real Estate Investment Trust	417,500	476,829
United Overseas Bank, Ltd.	199,660	2,819,315
UOL Group, Ltd.	87,800	364,035
Wilmar International, Ltd.	294,000	730,574

		24,133,707

South Africa – 0.1%
Investec PLC	100,975	668,766
Mediclinic International PLC	60,148	573,021
Mondi PLC	61,712	1,270,398

		2,512,185

Spain – 3.0%
Abertis Infraestructuras SA	101,501	1,423,339
ACS Actividades de Construccion y Servicios SA	31,096	984,611
Aena SA(c)	10,618	1,451,994
Amadeus IT Group SA Class A	70,531	3,211,527
Banco Bilbao Vizcaya Argentaria SA	1,046,790	7,081,708
Banco de Sabadell SA	783,804	1,093,747
Banco Popular Espanol SA	512,183	495,927
Banco Santander SA	2,315,420	12,110,816
Bankia SA	751,511	769,669
Bankinter SA	107,017	830,769
CaixaBank SA	517,295	1,713,237
Distribuidora Internacional de Alimentacion SA	91,007	447,792
Enagas SA	34,959	889,561
Endesa SA	49,055	1,041,283
Ferrovial SA	80,948	1,451,031
Gas Natural SDG SA	56,324	1,063,993
Grifols SA	46,071	917,443
Iberdrola SA	862,452	5,670,890
Industria de Diseno Textil SA	173,871	5,947,352
Mapfre SA	157,588	482,026
Red Electrica Corp. SA	68,565	1,296,317
Repsol SA	169,655	2,401,423
Telefonica SA	741,186	6,895,175
Zardoya Otis SA	36,394	308,244

		59,979,874

Sweden – 2.8%
Alfa Laval AB	44,577	739,957
Assa Abloy AB Class B	157,355	2,928,993
Atlas Copco AB Class A	105,295	3,216,362
Atlas Copco AB Class B	64,266	1,758,639
Boliden AB	42,485	1,112,562
Electrolux AB Series B	37,284	928,755
Getinge AB Class B	32,302	519,486
Hennes & Mauritz AB Class B	152,272	4,247,377
Hexagon AB Class B	42,874	1,536,170
Husqvarna AB Class B	62,660	488,680
ICA Gruppen AB	13,522	413,641
Industrivarden AB Class C	27,746	518,600
Investor AB Class B	73,785	2,765,536
Kinnevik AB Class B	36,626	880,111
L E Lundbergforetagen AB Class B	6,443	396,101
Lundin Petroleum AB(a)	30,763	670,822
Nordea Bank AB	485,186	5,410,182
Sandvik AB	174,167	2,160,648
Securitas AB Class B	46,973	741,467
Skandinaviska Enskilda Banken AB Class A	239,582	2,519,875
Skanska AB Class B	52,118	1,234,020
SKF AB Class B	66,891	1,234,059
Svenska Cellulosa AB SCA Class B	98,553	2,791,283
Svenska Handelsbanken AB Class A	245,174	3,416,664
Swedbank AB Class A	141,931	3,441,802
Swedish Match AB	30,182	962,810
Tele2 AB Class B	66,816	537,273
Telefonaktiebolaget LM Ericsson Class B	496,366	2,923,143
Telia Co. AB	428,370	1,731,002
Volvo AB Class B	249,404	2,921,052

		55,147,072

Switzerland — 9.0%
ABB, Ltd.(a)	300,004	6,340,420
Actelion, Ltd.(a)	15,172	3,291,608
Adecco Group AG	25,044	1,642,330
Aryzta AG(a)	14,306	631,302
Baloise Holding AG	7,877	994,361
Barry Callebaut AG(a)	370	453,604
Chocoladefabriken Lindt & Spruengli AG(d)	154	799,282
Chocoladefabriken Lindt & Spruengli AG(d)	16	974,467
Cie Financiere Richemont SA	83,349	5,531,451
Coca-Cola HBC AG(a)	29,579	646,922
Credit Suisse Group AG(a)	308,246	4,431,027
Dufry AG(a)	7,183	897,566
EMS-Chemie Holding AG	1,306	664,983
Galenica AG	619	699,789
Geberit AG	6,027	2,420,644
Givaudan SA	1,441	2,645,650
Glencore PLC(a)	1,948,998	6,679,360
Julius Baer Group, Ltd.(a)	33,901	1,508,675
Kuehne + Nagel International AG	8,156	1,080,137
LafargeHolcim, Ltd.(a)(d)	67,726	3,575,048
LafargeHolcim, Ltd.(a)(d)	4,070	214,277
Lonza Group AG(a)	8,784	1,523,707
Nestle SA	491,053	35,294,359
Novartis AG	352,630	25,709,532
Pargesa Holding SA	5,778	376,919
Partners Group Holding AG	2,615	1,227,932
Roche Holding AG	110,947	25,391,127
Schindler Holding AG(d)	6,656	1,176,187
Schindler Holding AG(d)	3,298	577,276

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
SGS SA	883	$1,800,144
Sika AG	355	1,708,722
Sonova Holding AG	8,060	978,604
STMicroelectronics NV	101,844	1,157,450
Swatch Group AG(d)	4,685	1,459,871
Swatch Group AG(d)	8,419	515,652
Swiss Life Holding AG(a)	4,833	1,370,464
Swiss Prime Site AG(a)	10,706	877,990
Swiss Re AG	51,571	4,896,543
Swisscom AG	4,173	1,872,687
Syngenta AG	14,496	5,740,778
UBS Group AG	580,633	9,112,113
Wolseley PLC	40,993	2,513,401
Zurich Insurance Group AG (a)	23,979	6,615,547

		178,019,908

United Kingdom – 15.4%
3i Group PLC	159,169	1,384,607
Aberdeen Asset Management PLC	149,307	474,696
Admiral Group PLC	32,886	742,412
Anglo American PLC(a)	222,106	3,183,564
Ashtead Group PLC	79,925	1,560,397
Associated British Foods PLC	54,450	1,846,867
AstraZeneca PLC	200,525	10,995,176
Auto Trader Group PLC(c)	157,716	797,066
Aviva PLC	634,210	3,811,728
Babcock International Group PLC	40,052	471,642
BAE Systems PLC	495,675	3,622,822
Barclays PLC	2,690,224	7,427,867
Barratt Developments PLC	155,655	889,357
Berkeley Group Holdings PLC	20,771	720,692
BP PLC	2,969,777	18,700,299
British American Tobacco PLC	294,873	16,838,882
British Land Co. PLC REIT	160,732	1,250,240
BT Group PLC	1,345,316	6,099,122
Bunzl PLC	53,748	1,400,665
Burberry Group PLC	67,953	1,256,972
Capita PLC	96,562	633,572
Centrica PLC	887,526	2,567,307
CNH Industrial NV	155,532	1,355,851
Cobham PLC	281,893	570,201
Coca-Cola European Partners PLC	32,974	1,044,075
Compass Group PLC	262,962	4,877,182
Croda International PLC	20,453	807,717
DCC PLC	15,020	1,120,991
Diageo PLC	399,396	10,413,134
Direct Line Insurance Group PLC	208,724	952,718
Dixons Carphone PLC	154,993	679,119
easyJet PLC	28,875	358,578
Fiat Chrysler Automobiles NV	134,034	1,224,991
G4S PLC	247,368	718,301
GKN PLC	263,639	1,080,564
GlaxoSmithKline PLC	771,500	14,890,602
Hammerson PLC	122,096	864,473
Hargreaves Lansdown PLC	41,540	622,619
HSBC Holdings PLC	3,141,224	25,497,257
IMI PLC	44,363	570,098
Imperial Brands PLC	152,688	6,683,594
Inmarsat PLC	71,204	661,194
InterContinental Hotels Group PLC	30,719	1,380,909
International Consolidated Airlines Group SA	130,111	703,876
Intertek Group PLC	27,259	1,172,490
Intu Properties PLC	156,211	542,971
ITV PLC	583,442	1,487,999
J Sainsbury PLC	252,674	778,356
Johnson Matthey PLC	29,432	1,157,218
Kingfisher PLC	341,817	1,479,548
Land Securities Group PLC REIT	130,410	1,717,764
Legal & General Group PLC	962,446	2,944,573
Lloyds Banking Group PLC	10,209,884	7,886,160
London Stock Exchange Group PLC	48,048	1,730,056
Marks & Spencer Group PLC	273,085	1,181,031
Meggitt PLC	120,068	680,388
Merlin Entertainments PLC(c)	113,079	626,811
National Grid PLC	599,288	7,046,692
NEX Group PLC	50,386	289,193
Next PLC	21,555	1,327,193
Old Mutual PLC	751,187	1,924,166
Pearson PLC	131,987	1,334,889
Persimmon PLC	52,097	1,143,276
Petrofac, Ltd.	44,356	476,286
Provident Financial PLC	23,000	809,684
Prudential PLC	409,920	8,243,571
Randgold Resources, Ltd.	15,183	1,203,510
Reckitt Benckiser Group PLC	100,465	8,548,248
RELX NV	155,340	2,619,879
RELX PLC	167,752	3,003,526
Rio Tinto PLC	196,766	7,679,381
Rio Tinto, Ltd.	66,068	2,865,606
Rolls-Royce Holdings PLC(a)	282,929	2,335,335
Royal Bank of Scotland Group PLC(a)	529,605	1,469,796
Royal Mail PLC	139,794	798,215
RSA Insurance Group PLC	156,809	1,135,439
Sage Group PLC	170,412	1,379,230
Schroders PLC	21,465	795,166
Segro PLC	144,328	816,970
Severn Trent PLC	39,903	1,095,582
Sky PLC	157,671	1,930,727
Smith & Nephew PLC	145,640	2,197,311
Smiths Group PLC	60,781	1,063,473
SSE PLC	158,007	3,032,097
St James’s Place PLC	81,049	1,015,502
Standard Chartered PLC(a)	509,840	4,180,571
Standard Life PLC	316,600	1,455,289
Tate & Lyle PLC	75,937	663,858
Taylor Wimpey PLC	482,410	914,998
Tesco PLC(a)	1,271,774	3,250,579
TP ICAP PLC	41,174	220,448
Travis Perkins PLC	39,316	705,393
Unilever NV	258,338	10,658,133

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Security Description	Shares	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
Unilever PLC	203,969	$8,298,226
United Utilities Group PLC	112,170	1,248,811
Vodafone Group PLC	4,219,883	10,420,771
Weir Group PLC	34,531	806,429
Whitbread PLC	29,449	1,374,035
William Hill PLC	143,001	512,781
Wm Morrison Supermarkets PLC	346,172	986,813
Worldpay Group PLC(c)	279,733	932,915
WPP PLC	205,542	4,612,238

		305,961,592

United States – 0.6%
Carnival PLC	31,472	1,604,145
Mobileye NV(a)	26,837	1,023,026
QIAGEN NV(a)	34,355	966,775
Shire PLC	111,068	6,428,374
Shire PLC ADR	10,670	1,817,954
Taro Pharmaceutical Industries, Ltd.(a)	2,744	288,861

		12,129,135

TOTAL COMMON STOCKS (Cost $1,973,292,734)		1,935,843,822

RIGHTS – 0.0%(b)
Spain – 0.0%(b)
Repsol SA (expiring 1/6/17)(a) (Cost $59,162)	169,655	62,988

SHORT-TERM INVESTMENT – 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.42%(e)(f) (Cost $39,019,139)	39,019,139	39,019,139

TOTAL INVESTMENTS – 99.7% (Cost $2,012,371,035)		1,974,925,949
Other Assets in Excess of Liabilities – 0.3%		6,138,729

NET ASSETS – 100.0%		$1,981,064,678

(a)	Non-income producing security.

(b)	Amount is less than 0.05% of net assets.

(c)

Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.5% of net assets as of December 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(e)

The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2016 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at December 31, 2016.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At December 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Mini MSCI EAFE (long)	03/17/2017	490	$41,052,200	$(203,740)

During the period ended December 31, 2016, average notional value related to futures contracts was $37,558,458 or 1.9% of net assets.

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Common Stocks
Australia	$144,569,936	$–	$–	$144,569,936
Austria	3,936,479	–	–	3,936,479
Belgium	22,858,858	–	–	22,858,858
Chile	566,079	–	–	566,079
China	217,811	–	–	217,811
Denmark	31,985,055	–	–	31,985,055
Finland	18,203,684	–	–	18,203,684
France	191,972,388	–	–	191,972,388
Germany	179,517,356	–	–	179,517,356
Hong Kong	61,765,751	–	–	61,765,751
Ireland	13,304,755	–	–	13,304,755
Israel	11,926,860	–	–	11,926,860
Italy	35,205,184	–	–	35,205,184
Japan	467,587,135	–	–	467,587,135
Jordan	551,884	–	–	551,884
Luxembourg	6,420,580	–	–	6,420,580
Macau	784,475	–	–	784,475
Mexico	531,902	–	–	531,902
Netherlands	86,952,968	–	–	86,952,968
New Zealand	3,247,151	–	–	3,247,151
Norway	12,915,775	–	–	12,915,775
Portugal	2,938,283	–	–	2,938,283
Singapore	24,133,707	–	–	24,133,707
South Africa	2,512,185	–	–	2,512,185
Spain	59,979,874	–	–	59,979,874
Sweden	55,147,072	–	–	55,147,072
Switzerland	178,019,908	–	–	178,019,908
United Kingdom	305,961,592	–	–	305,961,592
United States	12,129,135	–	–	12,129,135
Rights
Spain	62,988	–	–	62,988
Short-Term Investment	39,019,139	–	–	39,019,139

Total Investments	$1,974,925,949	$–	$–	$1,974,925,949

Liabilities:
Other Financial Instruments:
Futures Contracts (a)	$(203,740)	$–	$–	$(203,740)

Total Other Financial Instruments	$(203,740)	$–	$–	$(203,740)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Schedule of Investments — (continued)

December 31, 2016

Affiliate Table

	Number of shares held at 4/29/16*	Value at 4/29/16*	Shares purchased	Shares sold	Number of shares heldat 12/31/16	Value at 12/31/16	Dividend income	Realized gain (loss)
State Street Institutional Liquid Reserves Fund, Premier Class	–	$–	265,658,299	265,658,299	–	$–	$56,328	$–
State Street Institutional U.S. Government Money Market Fund, Premier Class	–	–	164,905,604	125,886,465	39,019,139	39,019,139	26,835	–

Total		$–				$39,019,139	$83,163	$–

*	Commencement of operations.

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Statement of Assets and Liabilities

December 31, 2016

Assets
Investments in unaffiliated issuers, at value (Note 2)	$1,935,906,810
Investments in affiliated issuers, at value (Note 2)	39,019,139

Total investments	1,974,925,949
Foreign currency, at value	3,556,224
Cash at broker	2,058,000
Receivable from broker – variation margin on open futures contracts	876,792
Receivable for investments sold	14,753
Dividends receivable – unaffiliated issuers (Note 2)	1,775,899
Dividends receivable – affiliated issuers (Note 2)	13,199
Receivable for foreign taxes recoverable	1,214,741
Prepaid expenses and other assets	181

Total assets	1,984,435,738

Liabilities
Payable for investments purchased	3,111,630
Advisory fee payable (Note 4)	178,901
Custodian fees payable (Note 4)	54,174
Professional fees payable	24,304
Printing and postage fees payable	2,051

Total liabilities	3,371,060

Net Assets	$1,981,064,678

Cost of Investments:
Investments in unaffiliated issuers	$1,973,351,896
Investments in affiliated issuers	39,019,139

Total cost of investments	$2,012,371,035

Foreign currency, at cost	$3,534,578

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Statement of Operations

For the Period Ended December 31, 2016(a)

Investment Income
Dividend income – unaffiliated issuers (Note 2)	$31,600,591
Dividend income – affiliated issuers (Note 2)	83,163
Foreign taxes withheld	(2,264,605)

Total investment income (loss)	29,419,149

Expenses
Advisory fee (Note 4)	1,187,390
Administration and custody fees	385,419
Trustees’ fees and expenses (Note 5)	21,614
Professional fees	54,187
Printing and postage fees	2,754
Insurance expense	184
Miscellaneous expenses	440

Total expenses	1,651,988

Net expenses	1,651,988

Net Investment Income (Loss)	27,767,161

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions – unaffiliated issuers	(3,973,837)
Foreign currency transactions	(1,213,747)
Futures contracts	1,386,047

Net realized gain (loss)	(3,801,537)

Net change in unrealized appreciation/depreciation on:
Investment transactions – unaffiliated issuers	(37,445,086)
Foreign currency translations	(96,799)
Futures contracts	(203,740)

Net change in unrealized appreciation/depreciation	(37,745,625)

Net realized and unrealized gain (loss)	(41,547,162)

Net Increase (decrease) in Net Assets from Operations	$(13,780,001)

(a)	For the period April 29, 2016 (inception date) through December 31, 2016.

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Statement of Changes in Net Assets

For the Period 4/29/16* – 12/31/16
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$27,767,161
Net realized gain (loss)	(3,801,537)
Net change in unrealized appreciation/depreciation	(37,745,625)

Net increase (decrease) in net assets resulting from operations	(13,780,001)

Capital Transactions:
In-kind subscriptions (Note 1)	31,466,206
Contributions	1,989,271,659
Withdrawals	(25,893,186)

Net increase (decrease) in net assets from capital transactions	1,994,844,679

Net increase (decrease) in net assets during the period	1,981,064,678

Net assets at beginning of period	–

Net assets at end of period	$1,981,064,678

*	Inception date.

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	For the Period 4/29/16* – 12/31/16
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,981,065
Ratios to average net assets:
Total expenses	0.15	%(a)
Net investment income (loss)	2.57	%(a)
Total return(b)	1.00%
Portfolio turnover rate	1	%(c)

*	Commencement of operations.

(a)	Annualized.

(b)	Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Not annualized.

See accompanying notes to financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements

December 31, 2016

1.	Organization

State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company. The Trust consists of six (6) investment portfolios (together the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.

The Portfolio was formed on April 29, 2016, with an initial in-kind contribution of securities from the State Street Hedged International Developed Equity Index Fund (the “Fund”), as part of a tax-free in-kind transaction in which the Fund contributed equity securities into the Portfolio, and a cash contribution of $10,010 from SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). The transaction consisted of 929 securities totaling $1,275,794,840 at market value, and included $31,466,206 in unrealized depreciation.

The Portfolio is classified as a diversified investment company under the 1940 Act.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation the policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying benchmarks. Various inputs are used in determining the value of the Portfolio’s investments.

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical asset or liability (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical asset or liability;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2016, is disclosed in the Portfolio’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The Portfolio had no material transfers between levels for the period ended December 31, 2016.

Investment Transactions and Income Recognition

Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.

Expenses

Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios within the Trust.

Foreign Currency Translation

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

Foreign Taxes

The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2016, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.

3.	Derivative Financial Instruments

Futures Contracts

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended December 31, 2016, the Portfolio entered into futures contracts for cash equitization, return enhancement and to facilitate daily liquidity.

The following tables summarize the value of the Portfolio’s derivative instruments as of December 31, 2016 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts(a)	$–	$–	$–	$(203,740)	$–	$(203,740)

(a)	Unrealized appreciation (depreciation) on open futures contracts.

Net Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts(a)	$–	$–	$–	$1,386,047	$–	$1,386,047

(a)	Net realized gain (loss) on futures contracts.

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Notes to Financial Statements — (continued)

December 31, 2016

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts(a)	$–	$–	$–	$(203,740)	$–	$(203,740)

(a)	Net change in unrealized appreciation (depreciation) on futures contracts.

4.	Fees and Transactions with Affiliates

Advisory Fee

The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.

Administrator and Sub-Administrator Fees

State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as sub-administrator for the Portfolio for a fee that is paid by the Adviser. State Street also serves as custodian and transfer agent of the Portfolio for separate fees that are paid by the Portfolio. As consideration for State Street’s services as sub-administrator, transfer agent, custodian and accounting agent for the Portfolio, State Street receives annual fees which is accrued daily and payable monthly at the following rate:

Asset Levels	Annual percentage of average aggregate monthly net assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

The minimum fee will be calculated by multiplying the minimum per portfolio fee by the number of portfolios within the Trust to arrive at the total minimum fee. The greater of the asset based fee or the minimum fee will be charged to the portfolios.

Other Transactions with Affiliates

The Portfolio may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2016 are disclosed in the Schedule of Investments.

5.	Trustees’ Fees

The fees and expenses of the Trust’s trustees who are not “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustees”) are paid directly by the Portfolio. The Independent Trustees are

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State Street International Developed Equity Index Portfolio

Notes to Financial Statements — (continued)

December 31, 2016

reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2016, were as follows:

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street International Developed Equity Index Portfolio	$–	$–	$704,693,599	$21,852,645

7.	Income Tax Information

The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. The federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

As of December 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,016,709,542	$82,010,121	$123,793,714	$(41,783,593)

8.	Line of Credit

The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $360 million revolving credit facility provided by a syndication of banks under which the Participant may borrow to fund shareholder redemptions. The agreement expires in October 2017 unless extended or renewed. Prior to October 13, 2016, the Participant could borrow up to $360 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreements.

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Notes to Financial Statements — (continued)

December 31, 2016

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate. Prior to October 13, 2016, interest was calculated at a rate per annum equal to the sum of the New York Fed Bank Rate plus 1%.

The Portfolio had no outstanding loans during the period ended December 31, 2016.

9.	Risks

Concentration Risk

As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.

Foreign and Emerging Markets Risks

Investing in foreign markets involve risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk

In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of State Street Institutional Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of State Street International Developed Equity Index Portfolio (one of the portfolios constituting State Street Institutional Investment Trust) (the “Portfolio”) as of December 31, 2016, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from April 29, 2016 (commencement of operations) to December 31, 2016. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street International Developed Equity Index Portfolio (one of the portfolios constituting State Street Institutional Investment Trust) at December 31, 2016, and the results of its operations, the changes in its net assets and the financial highlights for the period from April 29, 2016 (commencement of operations) to December 31, 2016, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 27, 2017

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Other Information

December 31, 2016 (Unaudited)

EXPENSE EXAMPLE

As a shareholder of a Fund, you incur two types of costs (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2016 to December 31, 2016.

The table below illustrates your Fund’s cost in two ways:

•

Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.

•

Based on hypothetical 5% return – This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.16%	$1,046.60	$0.82	$1,024.30	$0.81

(a)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.

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Other Information — (continued)

December 31, 2016 (Unaudited)

Proxy Voting Policies and Procedures and Records

The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the U.S. Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the U.S. Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.

Quarterly Portfolio Schedule

The Portfolio will file their complete schedules of investments with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Portfolio’s semi-annual and annual financial statements. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, or (iii) at the Securities and Exchange Commission’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.

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Other Information — (continued)

December 31, 2016 (Unaudited)

Trustee Considerations in Approval of

Investment Advisory Agreement

Overview of the Contract Review Process

Under the Investment Company Act of 1940, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees, including by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in-person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Master Funds (the “Trust”), met in-person on August 18-19, 2015, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to State Street International Developed Equity Index Portfolio, a new series of the Trust (the “New Fund”), the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of SSGA FM, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel that is independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. The Independent Trustees considered, among other things, the following:

Information about Fees and Expenses

•	A report prepared by an independent third-party provider of investment company data, which included for the New Fund:

•

Comparisons of the New Fund’s estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”); and

•	Comparisons of the New Fund’s contractual and estimated actual management fees to the contractual and actual management fees of comparable mutual funds.

•

Comparative information regarding fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the New Fund, to the extent applicable.

Information about Portfolio Management

•	Descriptions of the investment management services to be provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes to be used to value the assets of the New Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser and its affiliates;

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Other Information — (continued)

December 31, 2016 (Unaudited)

•	Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Fund;

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;

•	SSGA FM’s proxy voting policies and procedures;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the New Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the other funds in the fund complex (the “Other Funds”);

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services to be provided to the New Fund by SSGA FM in its capacity as administrator;

•	The entrepreneurial risk to be undertaken by SSGA FM as sponsor of the New Fund;

•

Information concerning the nature, extent, quality and cost of various non-investment management services to be provided to the New Fund by affiliates of SSGA FM, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the New Fund, and the role of SSGA FM in managing the New Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the New Fund;

•

Draft responses to the letter from Joseph P. Barri, LLC (co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information regarding the Other Funds, certain of which was applicable to the New Fund, from each of:

•

SSGA FM, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the Other Funds’ last fiscal year; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the Other Funds’ last fiscal year;

•

State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent, and securities lending agent for the Other Funds, with respect to its operations relating to the Other Funds; and

•

State Street Global Markets, LLC, the principal underwriter and distributor of the shares of the Other Funds (the “Distributor”), with respect to its operations relating to the Other Funds, together with the Other Funds’ related distribution plans and arrangements under SEC Rule 12b-1.

In addition to the information identified above, the Board considered information provided by SSGA FM and other service providers of the New Fund throughout the year at meetings of the Board and its

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Other Information — (continued)

December 31, 2016 (Unaudited)

committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of SSGA FM relating to the performance of the Other Funds and the investment strategies used in pursuing each Other Fund’s investment objective.

The Independent Trustees were assisted throughout the contract review process by Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on August 18-19, 2015 the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to the New Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Fund by senior management.

The Board reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of SSGA FM in monitoring the New Fund’s securities lending activities.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Fund.

Fund Performance

Because the New Fund has not yet commenced operations, the Board noted that they could not draw any conclusions regarding the performance of the New Fund. The Board, however, considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Adviser and the performance of their respective benchmarks and/or peer groups. The Board also noted that it

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Other Information — (continued)

December 31, 2016 (Unaudited)

reviews at its regularly scheduled meetings information about the performance of the Other Funds and is generally satisfied with the performance of these Other Funds.

Management Fees and Expenses

The Board reviewed the contractual management fee rate to be payable by the New Fund and the actual management fee rate to be payable by the New Fund. As part of its review, the Board considered the New Fund’s management fee and total expense ratio (both before and after giving effect to any expense caps), as compared to a group of similarly managed funds selected by an independent third party provider of investment company data. The Board also considered the comparability of the fees to be charged and the services to be provided to the New Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, to the extent applicable. Among other information, the Board considered the following expense information in its evaluation of the New Fund:

The Board considered that the New Fund’s contractual management fee was below the median of its Expense Group. The Board also considered that the New Fund’s expected actual management fees and total expenses were each below the medians of their respective Expense Group and Expense Universe.

Profitability

Because the New Fund has not yet commenced operations, the Board noted that they could not draw any conclusions regarding the profitability of the New Fund. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Other Funds and other investment advisory clients, together with the ranges of profitability of each of the affiliated service providers with respect to their services to the Other Funds.

The Board concluded that the expected profitability of the Adviser with respect to New Fund, and the expected profitability range of the affiliated service providers with respect to their services to the New Fund, was expected to be reasonable in relation to the services provided.

Economies of Scale

In reviewing expected management fees and anticipated profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Fund, on the other hand, can expect to realize benefits from economies of scale as the New Fund’s assets increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Fund in view of the fact that the New Fund has not yet commenced operations. The Board concluded that, in light of the fact that the New Fund has not yet commenced operations, and the comparatively low expected management fees and expense ratio of the New Fund, it does not appear that the Adviser or its affiliates are expected to realize benefits from economies of scale in managing the assets of the New Fund to such an extent that the proposed advisory fees should be reduced or that breakpoints in such fees should be implemented for the New Fund at this time.

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Other Information — (continued)

December 31, 2016 (Unaudited)

Conclusions

In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the New Fund and its shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

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Other Information — (continued)

December 31, 2016 (Unaudited)

Trustees and Officers Information

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	72	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	78	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).
William L. Boyan(1) c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999.	78	Chairman Emeritus, Children’s Hospital, Boston, MA (1984 –2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	78

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Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14

March 2001 to April 2002, Chairman (1996 to March

2001, President and Chief

Executive Officer),

Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003-Present); Board member, Regenesis Biomedical (health care services) (April 2012 – present), Chairman, (January 2014 – present).

				78
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	78	Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009).

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Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During Past Five Years
Independent Trustees (continued)
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	72
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 – 1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002 – 2007).	78
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	78

Interested Trustee(2)
James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Executive Vice President; State Street Global Advisors (2006 – present); Chairman and Director, SSGA Funds Management, Inc. (2012 – present); Principal, State Street Global Advisors (2006 – present); President, SSGA Funds Management, Inc. (2005 – 2012).	265	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).

(1)	Mr. Boyan retired as a Trustee of the Trust effective February 16, 2017.

(2)	Mr. Ross is an Interested Trustee because of his employment by SSGA Funds Management, Inc., an affiliate of the Trust.

†	For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.

State Street Master Funds

State Street International Developed Equity Index Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 – present)*; Senior Managing Director, State Street Global Advisors (1992 – present).*
Bruce S. Rosenberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).
Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 – present)*; Managing Director, State Street Global Advisors (2005 – present).*
Chad C. Hallett SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*
Darlene Anderson-Vasquez SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
Sujata Upreti SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2009 – July 2012).
Daniel Foley SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*

State Street Master Funds

State Street International Developed Equity Index Portfolio

Other Information — (continued)

December 31, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers: (continued)
Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013 – present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).
Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 – present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
Jesse D. Hallee State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007 – 2013).
Khimmara Greer State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015 – present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Statement of Additional Information (SAI) includes additional information about Funds’ directors and is available, without charge, upon request and by calling 1-877-521-4083.

Trustees

Michael F. Holland

Michael A. Jessee

William L. Marshall

Patrick J. Riley

James E. Ross

Richard D. Shirk

Rina K. Spence

Bruce D. Taber

Douglas T. Williams

Investment Adviser and Administrator

SSGA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Custodian, Sub-Administrator and Transfer

Agent of the Portfolio

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02119

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

SSIITHIDEAR
IBG-22999

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Master Funds (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. As of the end of the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland and Richard D. Shirk. Each of the audit committee financial experts is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2016 and December 31, 2015, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $168,650 and $177,600, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2016 and December 31, 2015, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2016 and December 31, 2015, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $44,098 and $39,578, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2016 and December 31, 2015, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2016 and December 31, 2015, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $7,777,372 and $8,024,882, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•	To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•	To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•	The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2016 and December 31, 2015, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $26,000,000 and $26,000,000, respectively.

(h)	E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s second fiscal quarter of the period covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3) Not applicable to the Registrant.

(b) Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	March 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	March 10, 2017

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	March 10, 2017